SPDR Dow Jones Total Market ETF
FUND SUMMARIES SPDR® Dow Jones Total Market ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Total Market ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Total Market ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES		none
OTHER EXPENSES	[1]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	0.20%
[1]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Total Market ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Total Stock Market Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the performance of all U.S. equity securities with readily available price data. The Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. To be included in the Index, an issue generally must be all of the following: (i) a company’s primary equity issue (common stock, REIT or limited partnership); and (ii) the security of a U.S. company. A semiannual composition review of the Index is announced and implemented in March and September. Shares and float factors of the Index are updated on a quarterly basis. Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board, NYSE Arca and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month. As of September 30, 2011, the Index was comprised of 3,809 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[1]

Highest Quarterly Return: 16.30% (Q2 2009) Lowest Quarterly Return: -22.49% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index.
Average Annual Total Returns SPDR Dow Jones Total Market ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.98%	2.79%	1.91%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		16.65%	2.48%	1.58%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.35%	2.32%	1.52%
DOW JONES U.S. TOTAL STOCK MARKET INDEX	DOW JONES U.S. TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	17.49%	3.00%	2.55%

SPDR Dow Jones Large Cap ETF
SPDR® Dow Jones Large Cap ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Large Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Large Cap ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Large Cap ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Large-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the large-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked approximately 1-750 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the large cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 746 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[2]

Highest Quarterly Return: 15.57% (Q2 2009) Lowest Quarterly Return: -22.14% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones Large Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.84%	2.60%	3.07%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.41%	2.21%	2.68%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.54%	2.12%	2.52%	Nov 8, 2005
DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	16.07%	2.68%	3.14%	Nov 8, 2005

SPDR S&P 500 Growth ETF
SPDR® S&P 500 Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 500 Growth ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 500 Growth ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P 500 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of  $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 329 stocks.

The Index is sponsored by Standard & Poors, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[3]

Highest Quarterly Return: 17.06% (Q4 2001) Lowest Quarterly Return: -24.88% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 500 Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.34%	3.77%	(1.56%)
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		16.21%	3.63%	(1.69%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.76%	3.21%	(1.35%)
S&P 500 GROWTH INDEX	S&P 500 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	15.05%	3.60%	(0.11%)
DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	17.03%	4.01%	0.58%

SPDR S&P 500 Value ETF
SPDR® S&P 500 Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 500 Value ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 500 Value ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P 500 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of  $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 339 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[4]

Highest Quarterly Return: 18.25% (Q2 2003) Lowest Quarterly Return: -21.13% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 500 Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.39%	1.20%	2.07%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		14.82%	0.71%	1.53%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.42%	0.94%	1.69%
S&P 500 VALUE INDEX	S&P 500 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	15.10%	0.87%	2.69%
DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	15.16%	1.21%	2.99%

SPDR Dow Jones Mid Cap ETF
SPDR® Dow Jones Mid Cap ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Mid Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Mid Cap ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Mid Cap ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the mid-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked 501-1,000 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the mid cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 498 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[5]

Highest Quarterly Return: 22.89% (Q3 2009) Lowest Quarterly Return: -25.80% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones Mid Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		25.01%	5.73%	6.44%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		24.62%	5.13%	5.85%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		16.38%	4.70%	5.33%	Nov 8, 2005
DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	25.39%	5.84%	6.56%	Nov 8, 2005

SPDR S&P 400 Mid Cap Growth ETF
SPDR® S&P 400 Mid Cap Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 400 Mid Cap Growth ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 400 Mid Cap Growth ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P MidCap 400 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $850 million and  $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 244 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[6]

Highest Quarterly Return: 22.24% (Q3 2009) Lowest Quarterly Return: -27.02% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 400 Mid Cap Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		26.70%	7.30%	7.98%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.64%	7.01%	7.70%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		17.42%	6.22%	6.82%	Nov 8, 2005
S&P MIDCAP 400 GROWTH INDEX	S&P MIDCAP 400 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	30.57%	6.65%	7.19%	Nov 8, 2005
DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	28.21%	7.63%	8.31%	Nov 8, 2005

SPDR S&P 400 Mid Cap Value ETF
SPDR® S&P 400 Mid Cap Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 400 Mid Cap Value ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 400 Mid Cap Value ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P MidCap 400 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $850 million and  $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 289 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[7]

Highest Quarterly Return: 23.46% (Q3 2009) Lowest Quarterly Return: -24.41% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 400 Mid Cap Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		21.69%	3.54%	4.30%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		21.16%	2.92%	3.68%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		14.37%	2.79%	3.45%	Nov 8, 2005
S&P MIDCAP 400 VALUE INDEX	S&P MIDCAP 400 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	22.78%	4.70%	5.18%	Nov 8, 2005
DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	21.88%	3.69%	4.45%	Nov 8, 2005

SPDR S&P 600 Small Cap ETF
SPDR® S&P 600 Small Cap ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap ETF S&P Fund
MANAGEMENT FEES	[1]	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[2]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	0.20%
[1]	Restated to reflect current fees and expenses.
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization sector in the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is float-adjusted, market capitalization weighted and changes to the Index are made on an as-needed basis. As of September 30, 2011, the Index was comprised of 600 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL-CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[8]

Highest Quarterly Return: 26.04% (Q2 2009) Lowest Quarterly Return: -26.84% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		27.38%	5.92%	6.48%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.96%	5.50%	6.06%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		17.91%	4.94%	5.43%	Nov 8, 2005
S&P SMALLCAP 600 INDEX	S&P SMALLCAP 600 INDEX	(reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	4.79%	Nov 8, 2005
DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	28.61%	6.25%	6.82%	Nov 8, 2005

SPDR S&P 600 Small Cap Growth ETF
SPDR® S&P 600 Small Cap Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap Growth ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap Growth ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 368 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[9]

Highest Quarterly Return: 32.87% (Q4 2001) Lowest Quarterly Return: -30.33% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		30.23%	6.66%	3.60%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		30.15%	6.51%	3.51%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		19.69%	5.71%	3.09%
S&P SMALLCAP 600 GROWTH INDEX	S&P SMALLCAP 600 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	27.99%	5.16%	7.36%
DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	31.97%	7.03%	6.17%

SPDR S&P 600 Small Cap Value ETF
SPDR® S&P 600 Small Cap Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap Value ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap Value ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 435 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[10]

Highest Quarterly Return: 25.67% (Q3 2009) Lowest Quarterly Return: -25.28% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		24.21%	5.25%	9.68%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		23.55%	4.65%	8.58%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		15.96%	4.26%	8.24%
S&P SMALLCAP 600 VALUE INDEX	S&P SMALLCAP 600 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.81%
DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	24.98%	5.39%	9.49%

SPDR Global Dow ETF
SPDR® Global Dow ETF
INVESTMENT OBJECTIVE
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Global Dow ETF S&P Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Global Dow ETF S&P Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of The Global Dow (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is made up of 150 constituents from around the world selected by an Averages Committee comprised of the managing editor of the Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September. As of September 30, 2011, the Index was comprised of 150 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (“Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[11]

Highest Quarterly Return: 15.94% (Q2 2009) Lowest Quarterly Return: -19.80% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Global Dow ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			4.73%	0.43%	(0.61%)
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			4.36%	0.04%	(0.99%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			3.50%	0.36%	(0.59%)
THE GLOBAL DOW	THE GLOBAL DOW	[1],[2]		7.22%			Nov 9, 2008
DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE	DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE	[1]	(reflects no deduction for fees, expenses or taxes)	4.57%	0.48%	(0.32%)
[1]	Effective May 2, 2011, the Fund changed its benchmark index to The Global Dow from the Dow Jones Global Titans 50 Index U.S. Close. The Fund's performance is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The Global Dow inception date is November 9, 2008.

SPDR Dow Jones REIT ETF
SPDR® Dow Jones REIT ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones REIT ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones REIT ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Select REIT Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The reason for the exclusions is that factors other than real estate supply and demand, such as interest rates and health care, influence the market value of these companies. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. To be included in the Index, a company must be both an equity owner and operator of commercial and/or residential real estate. Businesses excluded from the Index include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments. A company must have a minimum total market capitalization of at least  $200 million at the time of its inclusion, and at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets. The liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Index is generally rebalanced quarterly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. Each REIT in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors. The Index is priced daily and is a total return (price and income) benchmark. As of September 30, 2011, the Index was comprised of 80 REITs.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser (as defined below). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[12]

Highest Quarterly Return: 35.38% (Q3 2009) Lowest Quarterly Return: -39.70% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones REIT ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		27.83%	2.27%	10.71%	Apr 23, 2001
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.41%	1.00%	8.98%	Apr 23, 2001
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		18.00%	1.28%	8.74%	Apr 23, 2001
DOW JONES U.S. SELECT REIT INDEX	DOW JONES U.S. SELECT REIT INDEX	(reflects no deduction for fees, expenses or taxes)	28.07%	2.32%	10.92%	Apr 23, 2001

SPDR S&P Bank ETF
SPDR® S&P Bank ETF
INVESTMENT OBJECTIVE
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Bank ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Bank ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 100%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $1 biillion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 38 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[13]

Highest Quarterly Return: 30.43% (Q2 2009) Lowest Quarterly Return: -35.84% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Bank ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			22.93%	(10.30%)	(9.37%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			22.81%	(10.89%)	(9.95%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			15.01%	(8.47%)	(7.72%)	Nov 8, 2005
S&P BANKS SELECT INDUSTRY INDEX	S&P BANKS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep 12, 2011
KBW BANK INDEX	KBW BANK INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	23.36%	(10.28%)	(9.33%)	Nov 8, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF
SPDR® S&P Capital Markets ETF
INVESTMENT OBJECTIVE
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Capital Markets ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Capital Markets ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Capital Markets Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the capital markets industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 45 stocks.

The Index is sponsored by Standard & Poor’s, Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

CAPITAL MARKETS SECTOR RISK: The Fund’s assets will generally be concentrated in the capital markets sector, which means the Fund will be more affected by the performance of the capital markets sector versus a fund that was more diversified. Companies within the Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[14]

Highest Quarterly Return: 29.06% (Q2 2009) Lowest Quarterly Return: -33.43% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Capital Markets ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			6.30%	(5.05%)	(4.37%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			6.01%	(5.34%)	(4.66%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			4.42%	(4.19%)	(3.63%)	Nov 8, 2005
S&P CAPITAL MARKETS SELECT INDUSTRY INDEX	S&P CAPITAL MARKETS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep 12, 2011
KBW CAPITAL MARKETS INDEX	KBW CAPITAL MARKETS INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	6.71%	(4.77%)	(4.10%)	Nov 8, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF
SPDR® S&P Insurance ETF
INVESTMENT OBJECTIVE
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Insurance ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Insurance ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Insurance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the insurance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $1 billion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 41 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

INSURANCE SECTOR RISK: The Fund’s assets will generally be concentrated in the insurance sector, which means the Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[15]

Highest Quarterly Return: 36.67% (Q3 2009) Lowest Quarterly Return: -28.64% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Insurance ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			26.10%	(2.21%)	(1.97%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			25.72%	(2.51%)	(2.27%)	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			17.29%	(1.92%)	(1.72%)	Nov 8, 2005
S&P INSURANCE SELECT INDUSTRY INDEX	S&P INSURANCE SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep 12, 2011
KBW INSURANCE INDEX	KBW INSURANCE INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	26.86%	(1.84%)	(1.61%)	Nov 8, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Mortgage Finance ETF
SPDR® S&P Mortgage Finance ETF
INVESTMENT OBJECTIVE
The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Mortgage Finance ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Mortgage Finance ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Mortgage Finance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the mortgage finance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $1 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $600 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $500 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MORTGAGE SECTOR RISK: The Fund’s assets will generally be concentrated in the mortgage industry, which means the Fund will be more affected by the performance of the mortgage industry versus a fund that was more diversified. The mortgage industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at banks and other federally insured institutions, in response to a high failure rate, have led to high capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home loans. Significant changes are occurring in the origination, packaging, marketing and selling, holding, and insuring of mortgage products.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[16]

Highest Quarterly Return: 15.21% (Q1 2010) Lowest Quarterly Return: -16.41% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Mortgage Finance ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			5.72%	4.25%	Apr 29, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			5.31%	3.82%	Apr 29, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			4.19%	3.59%	Apr 29, 2009
S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX	S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)			Sep 12, 2011
KBW MORTGAGE FINANCE INDEX	KBW MORTGAGE FINANCE INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	5.90%	4.50%	Apr 29, 2009
[1]	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF
SPDR® S&P Regional Banking ETF
INVESTMENT OBJECTIVE
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Regional Banking ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Regional Banking ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Regional Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the regional banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 69 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[17]

Highest Quarterly Return: 34.92% (Q3 2008) Lowest Quarterly Return: -33.24% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Regional Banking ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			20.04%	(9.63%)	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			19.64%	(10.34%)	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			13.21%	(8.17%)	Jun 19, 2006
S&P REGIONAL BANKS SELECT INDUSTRY INDEX	S&P REGIONAL BANKS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)			Sep 12, 2011
KBW REGIONAL BANKING INDEX	KBW REGIONAL BANKING INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	20.40%	(9.46%)	Jun 19, 2006
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Regional Bank Select Industry Index inception date is September 12, 2011.

SPDR Morgan Stanley Technology ETF
SPDR® Morgan Stanley Technology ETF
INVESTMENT OBJECTIVE
The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Morgan Stanley Technology ETF S&P Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Morgan Stanley Technology ETF S&P Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Morgan Stanley Technology Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors. The New York Stock Exchange (“NYSE”) calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the NYSE in connection with NYSE’s maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Morgan Stanley & Co. Incorporated (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the technology industry, which means the Fund will be more affected by the performance of the technology industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[18]

Highest Quarterly Return: 35.54% (Q4 2001) Lowest Quarterly Return: -35.46% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Morgan Stanley Technology ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.41%	5.26%	0.01%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.32%	5.21%	(0.02%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.11%	4.52%	none
Morgan Stanley Technology Index Member	MORGAN STANLEY TECHNOLOGY INDEX	(reflects no deduction for fees, expenses or taxes)	16.03%	5.75%	0.50%

SPDR S&P Dividend ETF
SPDR® S&P® Dividend ETF
INVESTMENT OBJECTIVE
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Dividend ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Dividend ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of the 60 highest dividend yielding S&P Composite 1500® Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 consecutive years. Stocks included in the Index have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Index components are reviewed annually in December for continued inclusion in the Index and re-weighted quarterly in March, June and September. A component stock may be removed from the Index if 1) during the year-end review, dividends did not increase from the previous year or a company falls out of the top 60 of index eligible companies in terms of indicated dividend yield, 2) at quarterly rebalancings, the company ranks 70 or higher in terms of indicated dividend yield, where “higher” means lower yield, or 3) at any time during the year, a company is removed from the S&P Composite 1500 Index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[19]

Highest Quarterly Return: 17.28% (Q3 2009) Lowest Quarterly Return: -16.22% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Dividend ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.43%	3.31%	3.55%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.67%	2.53%	2.78%	Nov 8, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.19%	2.62%	2.83%	Nov 8, 2005
S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX	S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX	(reflects no deduction for fees, expenses or taxes)	16.80%	3.42%	3.66%	Nov 8, 2005

SPDR S&P Aerospace & Defense ETF
SPDR® S&P® Aerospace & Defense ETF
INVESTMENT OBJECTIVE
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the aerospace and defense segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Aerospace & Defense ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Aerospace & Defense ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Aerospace & Defense Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the aerospace and defense industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 34 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

AEROSPACE AND DEFENSE SECTOR RISK: The Fund’s assets will generally be concentrated in the aerospace and defense industry, which means the Fund will be more affected by the performance of the aerospace and defense industry versus a fund that was more diversified. The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Biotech ETF
SPDR® S&P® Biotech ETF
INVESTMENT OBJECTIVE
The SPDR S&P Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Biotech ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Biotech ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Biotechnology Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the biotechnology industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of 45, the Index was comprised of September 30, 2011 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BIOTECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology industry versus a fund that was more diversified. Companies within the biotech industry invest heavily in research and development which may not necessarily lead to commercially successful products. This industry is also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[20]

Highest Quarterly Return: 14.65% (Q3 2010) Lowest Quarterly Return: -13.57% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Biotech ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		17.59%	5.35%	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		17.59%	5.27%	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.44%	4.59%	Jan 31, 2006
S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX	S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	17.93%	5.68%	Jan 31, 2006

SPDR S&P Building & Construction ETF
SPDR® S&P® Building & Construction ETF
INVESTMENT OBJECTIVE
The SPDR S&P Building & Construction ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the building and construction segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Building & Construction ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Building & Construction ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Building & Construction Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the building and construction industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 113 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BUILDING AND CONSTRUCTION SECTOR RISK: The Fund’s assets will generally be concentrated in the building and construction industry, which means the Fund will be more affected by the performance of the building and construction industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Computer Hardware ETF
SPDR® S&P® Computer Hardware ETF
INVESTMENT OBJECTIVE
The SPDR S&P Computer Hardware ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer hardware segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Computer Hardware ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Computer Hardware ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Computer Hardware Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the computer hardware industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER HARDWARE SECTOR RISK: The Fund’s assets will generally be concentrated in the computer hardware industry, which means the Fund will be more affected by the performance of the computer hardware industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Food & Beverage ETF
SPDR® S&P® Food & Beverage ETF
INVESTMENT OBJECTIVE
The SPDR S&P Food & Beverage ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the food and beverage segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Food & Beverage ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Food & Beverage ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Food & Beverage Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the food and beverage industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOOD AND BEVERAGE SECTOR RISK: The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. There are also risks associated with changing market prices as a result of, among other things, change in government support and trading policies, and agricultural conditions influencing the growth and harvest seasons.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Health Care Equipment ETF
SPDR® S&P® Health Care Equipment ETF
INVESTMENT OBJECTIVE
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Health Care Equipment ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Health Care Equipment ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Health Care Equipment Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care equipment industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 57 stocks.

The Index is sponsored by Standard & Poor’s, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE EQUIPMENT SECTOR RISK: The Fund’s assets will generally be concentrated in the health care equipment and supplies industry, which means the Fund will be more affected by the performance of the health care equipment and supplies industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Health Care Services ETF
SPDR® S&P® Health Care Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care providers and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Health Care Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Health Care Services ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Health Care Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 58 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the health care providers and services industry, which means the Fund will be more affected by the performance of the health care providers and services industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Homebuilders ETF
SPDR® S&P® Homebuilders ETF
INVESTMENT OBJECTIVE
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Homebuilders ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Homebuilders ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Homebuilders Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the homebuilders industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HOMEBUILDING SECTOR RISK: The Fund’s assets will generally be concentrated in the homebuilding industry, which means the Fund will be more affected by the performance of the homebuilding industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

RETAIL SECTOR RISK: Companies within the Index may include companies in the retail industry or companies that are closely tied to the retail industry. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[21]

Highest Quarterly Return: 27.71% (Q3 2009) Lowest Quarterly Return: -37.91% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Homebuilders ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		17.49%	(17.06%)	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		17.01%	(17.33%)	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.68%	(13.61%)	Jan 31, 2006
S&P HOMEBUILDERS SELECT INDUSTRY INDEX	S&P HOMEBUILDERS SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	17.89%	(17.12%)	Jan 31, 2006

SPDR S&P LeisureTime ETF
SPDR® S&P® LeisureTime ETF
INVESTMENT OBJECTIVE
The SPDR S&P LeisureTime ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the leisure industry segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P LeisureTime ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P LeisureTime ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P LeisureTime Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the leisure industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LEISURE SECTOR RISK: The Fund’s assets will generally be concentrated in the leisure industry, which means the Fund will be more affected by the performance of the leisure industry versus a fund that was more diversified. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Metals & Mining ETF
SPDR® S&P® Metals & Mining ETF
INVESTMENT OBJECTIVE
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Metals & Mining ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Metals & Mining ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Metals & Mining Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the metals and mining industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 40 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

METALS AND MINING SECTOR RISK: The Fund’s assets will generally be concentrated in the metals and mining industry, which means the Fund will be more affected by the performance of the metals and mining industry versus a fund that was more diversified. The metals and mining industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[22]

Highest Quarterly Return: 47.81% (Q2 2009) Lowest Quarterly Return: -49.76% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Metals & Mining ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		34.08%	11.76%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		33.94%	11.58%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		22.27%	10.19%	Jun 19, 2006
S&P METALS & MINING SELECT INDUSTRY INDEX	S&P METALS & MINING SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	34.59%	12.04%	Jun 19, 2006

SPDR S&P Oil & Gas Equipment & Services ETF
SPDR® S&P® Oil & Gas Equipment & Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas equipment and services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 46 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas equipment and services industry, which means the Fund will be more affected by the performance of the oil and gas equipment and services industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas equipment and services can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[23]

Highest Quarterly Return: 30.39% (Q2 2009) Lowest Quarterly Return: -47.62% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		30.23%	6.82%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		30.00%	6.70%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		19.82%	5.85%	Jun 19, 2006
S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX	S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	30.70%	7.12%	Jun 19, 2006

SPDR S&P Oil & Gas Exploration & Production ETF
SPDR® S&P® Oil & Gas Exploration & Production ETF
INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas exploration and production industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 74 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas exploration and production industry, which means the Fund will be more affected by the performance of the oil and gas exploration and production industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[24]

Highest Quarterly Return: 30.52% (Q2 2008) Lowest Quarterly Return: -35.77% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		28.54%	10.81%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		28.45%	10.72%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		18.64%	9.39%	Jun 19, 2006
S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX	S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	29.04%	11.11%	Jun 19, 2006

SPDR S&P Outsourcing and IT Consulting ETF
SPDR® S&P® Outsourcing & IT Consulting ETF
INVESTMENT OBJECTIVE
The SPDR S&P Outsourcing & IT Consulting ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the outsourcing and information technology consulting segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Outsourcing and IT Consulting ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Outsourcing and IT Consulting ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Outsourcing & IT Consulting Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the outsourcing and information technology consulting industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 43 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OUTSOURCING AND CONSULTING SECTOR RISK: The Fund’s assets will generally be concentrated in the outsourcing and information technology consulting industry, which means the Fund will be more affected by the performance of the outsourcing and information technology consulting industry versus a fund that was more diversified. The information technology consulting services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies in this industry is subject to continued demand for business services.

COMPUTER SECTOR RISK: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Pharmaceuticals ETF
SPDR® S&P® Pharmaceuticals ETF
INVESTMENT OBJECTIVE
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Pharmaceuticals ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Pharmaceuticals ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the pharmaceuticals industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 29 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PHARMACEUTICALS SECTOR RISK: The Fund’s assets will generally be concentrated in the pharmaceuticals industry, which means the Fund will be more affected by the performance of the pharmaceuticals industry versus a fund that was more diversified. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval can be long and costly and approved products are susceptible to obsolescence. Pharmaceutical companies are also subject to heavy competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[25]

Highest Quarterly Return: 17.74% (Q3 2009) Lowest Quarterly Return: -10.04% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Pharmaceuticals ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		22.32%	10.17%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		22.10%	9.93%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		14.77%	8.77%	Jun 19, 2006
S&P PHARMACEUTICALS SELECT INDUSTRY INDEX	S&P PHARMACEUTICALS SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	22.73%	10.38%	Jun 19, 2006

SPDR S&P Retail ETF
SPDR® S&P® Retail ETF
INVESTMENT OBJECTIVE
The SPDR S&P Retail ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Retail ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Retail ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Retail Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the retail industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 95 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

RETAIL SECTOR RISK: The Fund’s assets will generally be concentrated in the retail industry, which means the Fund will be more affected by the performance of the retail industry versus a fund that was more diversified. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[26]

Highest Quarterly Return: 23.68% (Q3 2009) Lowest Quarterly Return: -32.30% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Retail ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		37.08%	7.50%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		36.61%	7.15%	Jun 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		24.12%	6.26%	Jun 19, 2006
S&P RETAIL SELECT INDUSTRY INDEX	S&P RETAIL SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	37.41%	7.86%	Jun 19, 2006

SPDR S&P Semiconductor ETF
SPDR® S&P® Semiconductor ETF
INVESTMENT OBJECTIVE
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Semiconductor ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Semiconductor ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Semiconductor Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the semiconductors industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 49 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SEMICONDUCTOR SECTOR RISK: The Fund’s assets will generally be concentrated in the semiconductor industry, which means the Fund will be more affected by the performance of the semiconductor industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting companies in the semiconductor industry and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of companies in the semiconductor industry and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[27]

Highest Quarterly Return: 23.93% (Q2 2009) Lowest Quarterly Return: -31.08% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Semiconductor ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.84%	1.14%	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.69%	1.04%	Jan 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.46%	0.94%	Jan 31, 2006
S&P SEMICONDUCTOR SELECT INDUSTRY INDEX	S&P SEMICONDUCTOR SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	16.26%	1.06%	Jan 31, 2006

SPDR S&P Software & Services ETF
SPDR® S&P® Software & Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Software & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer software segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Software & Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Software & Services ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Software & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the software and services industry group of the S&P Total Stock Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 138 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER SOFTWARE/SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the computer industry, which means the Fund will be more affected by the performance of the computer industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry, including companies servicing the computer industry, can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Telecom ETF
SPDR® S&P® Telecom ETF
INVESTMENT OBJECTIVE
The SPDR S&P Telecom ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the telecommunications segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Telecom ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Telecom ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Telecom Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the telecommunications industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 64 stocks.

Should the Index not contain the required minimum of 35 qualifying companies, it may contain members of the Communications Equipment sub-industry.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TELECOMMUNICATIONS SECTOR RISK: The Fund’s assets will generally be concentrated in the telecommunications industry, which means the Fund will be more affected by the performance of the telecommunications industry versus a fund that was more diversified. The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Transportation ETF
SPDR® S&P® Transportation ETF
INVESTMENT OBJECTIVE
The SPDR S&P Transportation ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the transportation segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Transportation ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Transportation ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Transportation Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the transportation industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 39 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TRANSPORTATION SECTOR RISK: The Fund’s assets will generally be concentrated in the transportation industry, which means the Fund will be more affected by the performance of the transportation industry versus a fund that was more diversified. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Wells Fargo Preferred Stock ETF
SPDR® Wells Fargo® Preferred Stock ETF
INVESTMENT OBJECTIVE
The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Wells Fargo Preferred Stock ETF S&P Fund
MANAGEMENT FEES		0.45%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.45%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Wells Fargo Preferred Stock ETF S&P Fund	46	144	252	567

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a modified market capitalization weighted index designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock (collectively, “Preferred Securities”). Preferred Securities generally pay fixed rate distributions and typically have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets — preference means that a company must pay distributions on its Preferred Securities before paying dividends on its common stock, and the claims of Preferred Securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. The Index includes Preferred Securities that meet the following criteria: (i) are non-convertible; (ii) have a par amount of  $25; (iii) are listed on the New York Stock Exchange or NYSE Arca, Inc. (“NYSE Arca”); (iv) maintain a minimum par value of  $250 million; (v) are U.S. dollar denominated; (vi) are rated investment grade by one of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; (vii) are publicly registered or exempt from registration under the Securities Act of 1933; and (viii) have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. The Index does not include auction rate preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, or repackaged securities linked to a security, a basket of securities or an index. The Index is rebalanced monthly, on the final NYSE Arca trading day of each month. Issuers of Preferred Securities may be either U.S. based or foreign. As of September 30, 2011, the Index was comprised of 153 Preferred Securities.

The Index is sponsored by Wells Fargo & Company (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PREFERRED SECURITIES RISK: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

INTEREST RATE RISK. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

ISSUER RISK. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

CALL RISK. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

FINANCIAL SECTOR RISK: Preferred Securities may be issued by financial institutions. Financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial institutions to incur large losses. Numerous financial institutions have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial institutions to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[28]

Highest Quarterly Return: 10.56% (Q3 2010) Lowest Quarterly Return: -2.19% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Wells Fargo Preferred Stock ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		14.39%	15.97%	Sep 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		12.27%	13.72%	Sep 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		9.55%	12.39%	Sep 16, 2009
WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX	WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX	(reflects no deduction for fees, expenses or taxes)	14.98%	16.69%	Sep 16, 2009

[1]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.95%.
[2]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.03%.
[3]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.68%.
[4]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -11.98%.
[5]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.02%.
[6]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.20%.
[7]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.84%.
[8]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.79%.
[9]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.60%.
[10]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -16.88%.
[11]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.82%.
[12]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.26%.
[13]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -31.54%.
[14]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.32%.
[15]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.19%.
[16]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.77%.
[17]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.79%.
[18]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.57%.
[19]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -4.29%.
[20]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.60%.
[21]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -23.09%.
[22]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -34.62%.
[23]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.60%.
[24]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -18.04%.
[25]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.06%.
[26]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -3.91%.
[27]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.00%.
[28]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -0.73%.

SPDR Barclays Capital 1-3 Month T-Bill ETF
SPDR® Barclays Capital 1-3 Month T-Bill ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital 1-3 Month T-Bill ETF Barclays Capital Fund
MANAGEMENT FEES		0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.13%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital 1-3 Month T-Bill ETF Barclays Capital Fund	14	43	76	172

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 628% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of Barclays Capital 1-3 Month U.S. Treasury Bill Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 9 securities in the Index and the modified adjusted duration of securities in the Index was approximately 0.17 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[1]

Highest Quarterly Return: 0.70% (Q1 2008) Lowest Quarterly Return: -0.01% (Q4 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital 1-3 Month T-Bill ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		0.01%	1.23%	May 25, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		0.01%	0.83%	May 25, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		0.01%	0.82%	May 25, 2007
BARCLAYS CAPITAL 1-3 MONTH U.S. TREASURY BILL INDEX	BARCLAYS CAPITAL 1-3 MONTH U.S. TREASURY BILL INDEX	(reflects no deductions for fees, expenses or taxes)	0.13%	1.32%	May 25, 2007

SPDR Barclays Capital TIPS ETF
SPDR® Barclays Capital TIPS ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital TIPS ETF Barclays Capital Fund
MANAGEMENT FEES		0.18%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.18%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital TIPS ETF Barclays Capital Fund	19	59	104	236

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of Barclays U.S. Government Inflation-Linked Bond Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of  $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the Index rebalancing date. As of September 30, 2011, there were approximately 31 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.76 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[2]

Highest Quarterly Return: 5.44% (Q1 2009) Lowest Quarterly Return: -3.56% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital TIPS ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		6.13%	6.64%	May 25, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		5.27%	5.28%	May 25, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		3.98%	4.88%	May 25, 2007
BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX	BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX	(reflects no deductions for fees, expenses or taxes)	6.33%	6.77%	May 25, 2007

SPDR Barclays Capital Short Term Treasury ETF
SPDR® Barclays Capital Short Term Treasury ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Short Term Treasury ETF Barclays Capital Fund
MANAGEMENT FEES		0.12%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.12%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Barclays Capital Short Term Treasury ETF Barclays Capital Fund	12	39

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 1-5 Year U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 5 years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 5 years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 113 securities in the Index and the modified adjusted duration of securities in the Index was approximately 2.68 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Intermediate Term Treasury ETF
SPDR® Barclays Capital Intermediate Term Treasury ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Intermediate Term Treasury ETF Barclays Capital Fund
MANAGEMENT FEES		0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.13%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Intermediate Term Treasury ETF Barclays Capital Fund	14	43	76	172

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of Barclays Capital Intermediate U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 10 years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 170 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.00 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[3]

Highest Quarterly Return: 6.53% (Q4 2008) Lowest Quarterly Return: -2.16% (Q2 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Intermediate Term Treasury ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		5.15%	6.08%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		4.36%	5.03%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		3.36%	4.59%	May 23, 2007
BARCLAYS CAPITAL INTERMEDIATE U.S. TREASURY INDEX	BARCLAYS CAPITAL INTERMEDIATE U.S. TREASURY INDEX	(reflects no deductions for fees, expenses or taxes)	5.29%	6.14%	May 23, 2007

SPDR Barclays Capital Long Term Treasury ETF
SPDR® Barclays Capital Long Term Treasury ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Long Term Treasury ETF Barclays Capital Fund
MANAGEMENT FEES		0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.13%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Long Term Treasury ETF Barclays Capital Fund	14	43	76	172

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of Barclays Capital Long U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 or more years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 36 securities in the Index and the modified adjusted duration of securities in the Index was approximately 15.89 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[4]

Highest Quarterly Return: 18.71% (Q4 2008) Lowest Quarterly Return: -8.17% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Long Term Treasury ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		9.24%	7.47%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		7.78%	5.90%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		6.00%	5.48%	May 23, 2007
BARCLAYS CAPITAL LONG U.S. TREASURY INDEX	BARCLAYS CAPITAL LONG U.S. TREASURY INDEX	(reflects no deductions for fees, expenses or taxes)	9.38%	7.49%	May 23, 2007

SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Short Term Corporate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.12%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.12%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Short Term Corporate Bond ETF Barclays Capital Fund	13	40	70	159

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. 1-3 Year Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc.), and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 738 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.88 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[5]

Highest Quarterly Return: 1.86% (Q3 2010) Lowest Quarterly Return: 0.17% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Short Term Corporate Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		3.63%	2.72%	Dec 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		2.88%	2.00%	Dec 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		2.35%	1.90%	Dec 16, 2009
BARCLAYS CAPITAL U.S. 1-3 YEAR CORPORATE BOND INDEX	BARCLAYS CAPITAL U.S. 1-3 YEAR CORPORATE BOND INDEX	(reflects no deduction for fees, expenses or taxes)	4.63%	4.21%	Dec 16, 2009

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Intermediate Term Corporate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.15%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.15%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Intermediate Term Corporate Bond ETF Barclays Capital Fund	15	48	85	192

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Intermediate Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Barclays Capital U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with  $250 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of September 30, 2011, there were approximately 2,839 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.45 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[6]

Highest Quarterly Return: 4.07% (Q3 2010) Lowest Quarterly Return: -1.38% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Intermediate Term Corporate Bond Index from the Barclays Capital U.S. Intermediate Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR Barclays Capital Intermediate Term Corporate Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		7.34%	9.19%	Feb 10, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		5.83%	7.50%	Feb 10, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		4.79%	6.86%	Feb 10, 2009
BARCLAYS CAPITAL U.S. INTERMEDIATE TERM CORPORATE BOND INDEX	BARCLAYS CAPITAL U.S. INTERMEDIATE TERM CORPORATE BOND INDEX	(reflects no deduction for fees, expenses or taxes)	8.27%	13.32%	Feb 10, 2009
BARCLAYS CAPITAL U.S. INTERMEDIATE CREDIT INDEX	BARCLAYS CAPITAL U.S. INTERMEDIATE CREDIT INDEX	(reflects no deduction for fees, expenses or taxes)	7.76%	11.56%	Feb 10, 2009

SPDR Barclays Capital Long Term Corporate Bond ETF
SPDR® Barclays Capital Long Term Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Long Term Corporate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.15%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.15%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Long Term Corporate Bond ETF Barclays Capital Fund	15	48	85	192

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Long Term Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Barclays Capital U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with  $250 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of September 30, 2011, there were approximately 1,097 securities in the Index and the modified adjusted duration of securities in the Index was approximately 13.15 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[7]

Highest Quarterly Return: 6.26% (Q3 2010) Lowest Quarterly Return: -3.33% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Long Term Corporate Bond Index from the Barclays Capital U.S. Long Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR Barclays Capital Long Term Corporate Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		9.87%	18.08%	Mar 10, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		6.95%	15.17%	Mar 10, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		6.45%	13.80%	Mar 10, 2009
BARCLAYS CAPITAL U.S. LONG TERM CORPORATE BOND INDEX	BARCLAYS CAPITAL U.S. LONG TERM CORPORATE BOND INDEX	(reflects no deduction for fees, expenses or taxes)	11.20%	22.00%	Mar 10, 2009
BARCLAYS CAPITAL U.S. LONG CREDIT INDEX	BARCLAYS CAPITAL U.S. LONG CREDIT INDEX	(reflects no deduction for fees, expenses or taxes)	10.69%	20.74%	Mar 10, 2009

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SPDR® Barclays Capital Issuer Scored Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Issuer Scored Corporate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.16%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.16%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Barclays Capital Issuer Scored Corporate Bond ETF Barclays Capital Fund	16	52

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (April 7, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Issuer Scored Corporate Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade (Baa3/BBB- or higher) by at least two of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., and have  $250 million or more of par amount outstanding. Only securities issued by companies with publicly traded equity are eligible for inclusion. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; subordinated debt; private placements; floating rate securities; and Eurobonds. Individual issuers in the Index are weighted using the following financial ratios: return on assets, interest coverage and current ratio (“factors”). Individual security weights are then calculated by the relative market value of each eligible security issued by the issuer. Monthly maintenance rebalancing to reflect the addition and subtraction of securities occurs on the last business day of each month. Factor rebalancing occurs every six months on the last business day of March and September. As of September 30, 2011, there were approximately 3,798 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.24 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTING RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Barclays Capital Convertible Securities ETF
SPDR® Barclays Capital Convertible Securities ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Convertible Securities ETF Barclays Capital Fund
MANAGEMENT FEES		0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.40%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Convertible Securities ETF Barclays Capital Fund	41	128	224	505

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Convertible Bond > $500MM Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds, with outstanding issue sizes greater than  $500 million. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock. The Index components are a subset of issues in the Barclays Capital Convertible Composite Index. To be included in the Index a security must meet the following requirements: (i) have an outstanding issue size greater than  $500 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index is rebalanced on a monthly basis, at the end of each month. As of September 30, 2011, there were approximately 111 securities in the Index.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

CONVERTIBLE SECURITIES RISK: Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

PREFERRED SECURITIES RISK: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

INTEREST RATE RISK. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

ISSUER RISK. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

CALL RISK. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[8]

Highest Quarterly Return: 8.91% (Q3 2010) Lowest Quarterly Return: -6.45% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Convertible Securities ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		13.99%	25.73%	Apr 14, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		12.26%	23.57%	Apr 14, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		9.20%	20.81%	Apr 14, 2009
BARCLAYS CAPITAL U.S. CONVERTIBLE BOND > $500MM INDEX	BARCLAYS CAPITAL U.S. CONVERTIBLE BOND > $500MM INDEX	(reflects no deduction for fees, expenses or taxes)	15.01%	29.55%	Apr 14, 2009

SPDR Barclays Capital Mortgage Backed Bond ETF
SPDR® Barclays Capital Mortgage Backed Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Mortgage Backed Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
ACQUIRED FUND FEES AND EXPENSES	[3]	0.12%
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.32%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[3]	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since "Total Annual Fund Operating Expenses" for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the ratio of "Expenses to Average Net Assets" in the Financial Highlights section of the Prospectus.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Mortgage Backed Bond ETF Barclays Capital Fund	33	103	180	406

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,107% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. MBS Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA Transactions (as defined below) are included within the above-noted investment policy. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). The Index is formed by grouping the universe of individual fixed rate mortgage backed securities pools into generic aggregates according to the following parameters: (i) agency; (ii) program; (iii) pass-through coupon; and (iv) origination year. Index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the Index. To be included in the Index, securities must be fixed rate, denominated in U.S. dollars, have  $250 million or more of outstanding face value and have a weighted average maturity of at least one year. Excluded from the Index are buydowns, graduated equity mortgages, project loans, manufactured homes (dropped in January 1992), graduated payment mortgages (dropped in January 1995), non-agency (whole loan) securities, jumbo securities, and collateralized mortgage obligations. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of September 30, 2011, there were approximately 1,043 securities in the Index.

Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund expects to enter into such contracts on a regular basis, and pending settlement of such contracts, the Fund will invest its assets in liquid, short-term instruments, including shares of money market funds advised by the Adviser or its affiliates.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

PREPAYMENT RISK: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

MORTGAGE PASS-THROUGH SECURITIES RISK: Transactions in mortgage pass through securities primarily occur through TBA Transactions, as described above. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[9]

Highest Quarterly Return: 3.24% (Q2 2010) Lowest Quarterly Return: 0.36% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Mortgage Backed Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		6.06%	5.47%	Jan 15, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		4.56%	4.06%	Jan 15, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		3.93%	3.84%	Jan 15, 2009
BARCLAYS CAPITAL U.S. MBS INDEX	BARCLAYS CAPITAL U.S. MBS INDEX	(reflects no deduction for fees, expenses or taxes)	5.37%	5.25%	Jan 15, 2009

SPDR Barclays Capital Aggregate Bond ETF
SPDR® Barclays Capital Aggregate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Aggregate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.18%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
ACQUIRED FUND FEES AND EXPENSES	[3]	0.04%
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.22%
LESS CONTRACTUAL FEE WAIVER	[4]	(0.05%)
NET ANNUAL FUND OPERATING EXPENSES	[2][4]	0.17%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[3]	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since "Total Annual Fund Operating Expenses" for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the "Ratio of Expenses to Average Net Assets" in the Financial Highlights section of the Prospectus.
[4]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses of the Fund will be limited to 0.1345% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Advisor will do so and after October 31, 2012, the waiver may be cancelled or modified at any time.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Aggregate Bond ETF Barclays Capital Fund	18	67	121	281

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 310% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Aggregate Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA transactions (as defined below) are included within the above-noted investment policy. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have  $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of  $500 million and a minimum tranche size of  $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of  $500 million, and a minimum tranche size of  $25 million; the aggregate outstanding transaction sizes must be at least  $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 7,833 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.96 years.

As of September 30, 2011, approximately 5.95% of the bonds represented in the Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

PREPAYMENT RISK: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

MORTGAGE PASS-THROUGH SECURITIES RISK: Transactions in mortgage pass through securities primarily occur through TBA Transactions, as described above. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[10]

Highest Quarterly Return: 5.90% (Q4 2008) Lowest Quarterly Return: -1.23% (Q2 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Aggregate Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		6.67%	6.65%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		5.05%	4.90%	May 23, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		4.36%	4.67%	May 23, 2007
BARCLAYS CAPITAL U.S. AGGREGATE INDEX	BARCLAYS CAPITAL U.S. AGGREGATE INDEX	(reflects no deductions for fees, expenses or taxes)	6.54%	6.47%	May 23, 2007

SPDR Nuveen Barclays Capital Municipal Bond ETF
SPDR® Nuveen Barclays Capital Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.30%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.30%
LESS CONTRACTUAL FEE WAIVER	[3]	(0.07%)
NET ANNUAL FUND OPERATING EXPENSES	[2][3]	0.23%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[3]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses of the Fund will be limited to 0.23% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2012, the waiver may be cancelled or modified at any time.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen Barclays Capital Municipal Bond ETF Barclays Capital Fund	24	89	162	374

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Municipal Managed Money Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index engineered for the tax exempt bond market. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have been issued within the last five years, and must be at least one year from their maturity date. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 17,956 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.98 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[11]

Highest Quarterly Return: 6.75% (Q3 2009) Lowest Quarterly Return: -5.25% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Nuveen Barclays Capital Municipal Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		1.39%	3.78%	Sep 11, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		1.28%	3.74%	Sep 11, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		2.31%	3.79%	Sep 11, 2007
BARCLAYS CAPITAL MUNICIPAL MANAGED MONEY INDEX	BARCLAYS CAPITAL MUNICIPAL MANAGED MONEY INDEX	(reflects no deductions for fees, expenses or taxes)	1.64%	4.18%	Sep 11, 2007

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SPDR® Nuveen Barclays Capital California Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital California Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen Barclays Capital California Municipal Bond ETF Barclays Capital Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Managed Money Municipal California Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from both Federal income tax and California income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the publicly traded California municipal bonds that cover the U.S. dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must be issued by authorities in California, have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 1,921 securities in the Index and the modified adjusted duration of securities in the Index was approximately 10.78 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

CALIFORNIA STATE-SPECIFIC RISK: Because the Fund concentrates its investments in California municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of October 2011, California had the lowest credit ratings of any state in the country, and in 2009 all three major credit rating agencies lowered their ratings on State bonds. However, in July 2011, Standard & Poor’s did raise its credit outlook on California from “Negative” to “Stable.”

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[12]

Highest Quarterly Return: 10.08% (Q3 2009) Lowest Quarterly Return: -7.87% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Nuveen Barclays Capital California Municipal Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		0.13%	2.97%	Oct 10, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		none	2.94%	Oct 10, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		1.72%	3.18%	Oct 10, 2007
BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL CALIFORNIA INDEX	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL CALIFORNIA INDEX	(reflects no deductions for fees, expenses or taxes)	1.27%	3.51%	Oct 10, 2007

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SPDR® Nuveen Barclays Capital New York Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital New York Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen Barclays Capital New York Municipal Bond ETF Barclays Capital Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Managed Money Municipal New York Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from both Federal income tax and New York income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track publicly traded New York municipal bonds that cover the U.S. dollar denominated New York revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must be issued by authorities in New York, have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 2,723 securities in the Index and the modified adjusted duration of securities in the Index was approximately 9.45 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NEW YORK STATE-SPECIFIC RISK: Because the Fund concentrates its investments in New York municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[13]

Highest Quarterly Return: 7.51% (Q3 2009) Lowest Quarterly Return: -5.50% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Nuveen Barclays Capital New York Municipal Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		1.18%	3.69%	Oct 11, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		1.10%	3.66%	Oct 11, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		2.19%	3.74%	Oct 11, 2007
BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL NEW YORK INDEX	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL NEW YORK INDEX	(reflects no deductions for fees, expenses or taxes)	1.88%	3.88%	Oct 11, 2007

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF Barclays Capital Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Managed Money Municipal Short Term Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one to five years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 3,616 securities in the Index and the modified adjusted duration of securities in the Index was approximately 2.88 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[14]

Highest Quarterly Return: 2.84% (Q4 2008) Lowest Quarterly Return: -0.95% (Q4 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		1.40%	4.12%	Oct 10, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		1.34%	4.10%	Oct 10, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		1.52%	3.84%	Oct 10, 2007
BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL SHORT TERM INDEX	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL SHORT TERM INDEX	(reflects no deductions for fees, expenses or taxes)	1.67%	4.70%	Oct 10, 2007

SPDR Nuveen S&P(R) VRDO Municipal Bond ETF
SPDR® Nuveen S&P® VRDO Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen S&P VRDO Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of variable rate demand obligations (“VRDOs”) issued by municipalities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen S&P(R) VRDO Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen S&P(R) VRDO Municipal Bond ETF Barclays Capital Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P National AMT-Free Municipal VRDO Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track investment grade VRDOs issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from U.S. federal income taxes, with maturities greater than or equal to one month. A VRDO is a short-term tax-exempt fixed income instrument whose coupon rate is reset on a periodic basis (e.g., weekly or monthly). VRDOs tend to be issued with long maturities of up to 30 or 40 years; however, they are considered short-term instruments because they include a bondholder put provision that coincides with the periodic coupon rate reset which allows the bondholder to redeem a bond at face value. VRDOs included in the Index reset weekly. VRDOs are put back to a bank or other entity that serves as a liquidity provider (the “Remarketing Agent”), rather than the issuer. The Remarketing Agent tries to resell those VRDOs or, failing that, holds them in its own inventory. In addition, VRDOs commonly hold a credit enhancement, such as a letter of credit from the Remarketing Agent or a bank, and/or bond insurance. To be included in the Index a security must: (i) be issued by a state (including Puerto Rico and U.S. territories) or local government or agency such that interest on the security is exempt from U.S. federal income taxes; (ii) be priced at par; (iii) have a minimum par amount of  $10 million; (iv) be included in the Ipreo Holdings LLC product offering for VRDOs; (v) be rated A-3, VMIG-3 or F-3 or higher by one of the following statistical ratings agencies: Standard & Poor’s, Moody’s Investors Service or Fitch Inc., respectively; (vi) have a maturity of greater than or equal to one month; (vii) be a constituent of a deal with an original offering amount of at least  $100 million, or, for up to a maximum of 25% of constituents, have no minimum deal size criteria but be the highest yielding constituents (that meet all of the other criteria for eligibility) chosen from the eligible VRDO universe at each monthly rebalancing; (viii) have a weekly reset; and (ix) have a credit or liquidity support facility. The Index is rebalanced after the close of the last business day of each month, based on new issuance, size and maturity. As of September 30, 2011, there were approximately 225 issues included in the Index.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

VARIABLE RATE DEMAND OBLIGATION RISK: Particular VRDOs may not have an active secondary market. As a result, the Fund could suffer a loss on these instruments during periods when the Fund is not entitled to exercise its demand rights or if the issuer and/or Remarketing Agent defaults on its payment obligation. In addition, VRDOs are generally supported by either a letter of credit or a stand-by bond purchase agreement to provide credit enhancement. A decline in the credit quality of the issuer of the credit enhancement may in turn cause a decrease in value of the VRDO supported by the credit enhancement.

MUNICIPAL INSURANCE RISK: The Fund’s portfolio may be comprised of municipal securities covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Because a significant portion of the insured municipal securities are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have an adverse effect on the value of the insured municipal securities and the municipal bond market.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[15]

Highest Quarterly Return: 0.24% (Q4 2010) Lowest Quarterly Return: 0.02% (Q1 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Nuveen S&P(R) VRDO Municipal Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		0.54%	0.49%	Sep 23, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		0.54%	0.49%	Sep 23, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		0.54%	0.48%	Sep 23, 2009
S&P NATIONAL AMT-FREE MUNICIPAL VRDO INDEX	S&P NATIONAL AMT-FREE MUNICIPAL VRDO INDEX	(reflects no deductions for fees, expenses or taxes)	0.32%	0.33%	Sep 23, 2009

SPDR Nuveen S&P High Yield Municipal Bond ETF
SPDR® Nuveen S&P High Yield Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen S&P High Yield Municipal Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.50%
LESS CONTRACTUAL FEE WAIVER	[3]	0.05%
NET ANNUAL FUND OPERATING EXPENSES	[3]	0.45%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses are limited to 0.45% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2012, it may be cancelled or modified at any time.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Nuveen S&P High Yield Municipal Bond ETF Barclays Capital Fund	46	155

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (April 14, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from regular federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of high yield municipal bonds issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the Standard & Poor’s/Investortools Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity of at least one year. The Index will consist of categories of bonds in the following proportions: (i) 70% of the Index constituents are components of the Standard & Poor’s/Investortools High Yield Bond Index, which are non-rated or are rated below investment grade (ii) 20% of the Index constituents are components of the Standard & Poor’s/Investortools Bond Index that are rated Baa3, Baa2, or Baa1 by Moody’s Investors Service, or BBB-, BBB, or BBB+ by Standard and Poor’s or Fitch; and (iii) 10% of the Index constituents are components of the Standard & Poor’s/Investortools Bond Index that are rated A3, A2, or A1 by Moody’s Investor Services, or A-, A, or A+ by Standard & Poor’s or Fitch. Prerefunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the agencies are not consistent, the Index will use the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available.

The Standard & Poor’s/Investortools Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Index calculations are provided by Investortools, Inc. Only bonds with total outstanding amounts of  $2,000,000 or more qualify for inclusion. The Standard and Poor’s/Investortools Municipal Bond High Yield Index is comprised of all bonds in the Standard and Poor’s/Investortools Municipal Bond Index that are non-rated or whose ratings are BB+ S&P and /or BA-1 Moody’s or lower. As of September 30, 2011, there were approximately 21,765 issues included in the Index.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., and Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. As the Fund invests in “junk bonds,” it is also subject to greater credit risk (i.e., the risk that an issuer may be unable or unwilling to make interest and principal payments when due) because it may invest in debt securities not current in the payment of interest or principal or in default.

PRIVATE ACTIVITY BONDS RISK: Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). The Fund’s distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from regular federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Nuveen Barclays Capital Build America Bond ETF
SPDR® Nuveen Barclays Capital Build America Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital Build America Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as “Qualified Bonds” under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“direct pay Build America Bonds”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital Build America Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Nuveen Barclays Capital Build America Bond ETF Barclays Capital Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Build America Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a subset of the Barclays Capital Taxable Municipal Bond Index. The Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Capital Taxable Municipal Bond Index. The Barclays Capital Taxable Municipal Bond Index represents securities that are taxable, dollar denominated, and issued by a U.S. state or territory, and (i) have at least one year to final maturity regardless of call features, (ii) have at least  $250 million par amount outstanding, (iii) are rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s Investors Service, Inc., Fitch Inc. or Standard & Poor’s, Inc. (if only two of the three agencies rate the security, the lower rating is used to determine index eligibility, and if only one of the three agencies rates a security, the rating must be investment grade), (iv) are fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule, (v) are dollar-denominated and non-convertible, and (vi) are publicly issued. However, Rule 144A securities with Registration Rights and Reg-S issues are included. As of September 30, 2011, there were approximately 194 issues included in the Index and the modified adjusted duration of securities in the Index was approximately 13.33 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Build America Bonds are bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”). Build America Bonds pay interest at rates that are expected to be competitive with rates typically paid by private bond issuers in the taxable fixed income market. Unlike investments in most other municipal securities, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Build America Bond issuers may elect either (i) to receive payments from the U.S. Treasury equal to a specified percentage of their interest payments (“direct pay”) or (ii) to cause investors in the bonds to receive federal tax credits (“tax credit”). Most issuers of direct pay Build America Bonds currently receive a subsidy from the U.S. Treasury equal to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. The bonds in the Fund will not include Build America bonds for which the investors will receive a tax credit. Build America Bonds are currently defined by the Act as restricted from private activity purposes and, for direct pay Build America Bond issuers, the bonds can only be issued to fund capital expenditures. As a result, most Build America Bond issuers have to produce tangible assets that are designed to provide a public benefit. Build America Bonds generally support facilities that meet such essential needs as water, electricity, transportation, and education. Moreover, many Build America Bonds are general obligation bonds, which are backed by the full faith and taxing power of the state and local governments issuing them.

Issuance of Build America Bonds ceased on December 31, 2010. The Build America Bonds outstanding at such time continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program are eligible for the federal tax subsidy. The Board of Trustees will continue to evaluate the Fund’s investment objective and make appropriate changes, as necessary, that it believes are in the best interests of the Fund and its shareholders, including changing the Fund’s investment objective to invest in an index composed of taxable municipal securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

BUILD AMERICA BONDS RISK: The market for Build America Bonds is smaller and less diverse than the broader municipal securities market. Because Congress did not extend the Build America Bond program, the ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. Certain aspects of the program may be subject to additional Federal or state level guidance or subsequent legislation. It is not known what additional restrictions, limitations or procedures may be implemented or what possible effect they will have on the market for Build America Bonds. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

CALIFORNIA STATE-SPECIFIC RISK: Because the Fund invests in California municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of California. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of October 2011, California had the lowest credit rating of any state in the country, and in 2009 all three major credit rating agencies lowered their ratings on State bonds. However, in July 2011, Standard & Poor’s did raise its credit outlook on California from “Negative” to “Stable.”

NEW YORK STATE-SPECIFIC RISK: Because the Fund invests in New York municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of New York. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

RESTRICTED SECURITIES RISK: Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR DB International Government Inflation-Protected Bond ETF
SPDR® DB International Government Inflation-Protected Bond ETF
INVESTMENT OBJECTIVE
The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR DB International Government Inflation-Protected Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR DB International Government Inflation-Protected Bond ETF Barclays Capital Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Swaps, options and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the total return performance of the inflation-linked government bond markets of developed and emerging market countries outside of the United States. Inflation protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt. The securities are denominated in and pay coupon and principal in the domestic currency of the issuer country. Each of the component securities in the Index is screened such that the following countries are included: Australia, Brazil, Canada, Chile, France, Germany, Greece, Israel, Italy, Japan, Mexico, Poland, South Africa, South Korea, Sweden, Turkey and the United Kingdom. In addition, the securities in the Index must be inflation-linked and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. To be included in the Index, bonds must: (i) be capital-indexed and linked to an eligible inflation index; (ii) have at least one year remaining to maturity at the Index rebalancing date; (iii) have a fixed, step-up or zero notional coupon; and (iv) settle on or before the Index rebalancing date. The Index is calculated by Deutsche Bank using a modified “market capitalization” methodology. This design ensures that each constituent represented in a proportion consistent with its percentage with respect to the total market capitalization. Component securities in each constituent country are represented in a proportion consistent with its percentage relative to the other component securities in its constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. As of September 30, 2011, there were approximately 155 securities in the Index and the real adjusted duration of securities in the Index was approximately 9.62 years.

The Index is sponsored by Deutsche Bank (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[16]

Highest Quarterly Return: 12.86% (Q3 2010) Lowest Quarterly Return: -5.58% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR DB International Government Inflation-Protected Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		6.82%	0.55%	Mar 13, 2008
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		5.92%	(0.43%)	Mar 13, 2008
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		4.41%	(0.11%)	Mar 13, 2008
DB GLOBAL GOVERNMENT EX-US INFLATION-LINKED BOND CAPPED INDEX	DB GLOBAL GOVERNMENT EX-US INFLATION-LINKED BOND CAPPED INDEX	(reflects no deductions for fees, expenses or taxes)	7.35%	1.84%	Mar 13, 2008

SPDR Barclays Capital Short Term International Treasury Bond ETF
SPDR® Barclays Capital Short Term International Treasury Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Short Term International Treasury Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital Short Term International Treasury Bond ETF Barclays Capital Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 1-3 Year Global Treasury ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Hungary, Italy, Japan, Mexico, Netherlands, Poland, Singapore, South Africa, South Korea, Spain, Sweden, Taiwan, and United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Barclays Capital using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. The securities in the Index are updated monthly, on the last business day of each month. As of September 30, 2011, there were approximately 220 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.89 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and forward foreign currency contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[17]

Highest Quarterly Return: 9.52% (Q3 2010) Lowest Quarterly Return: -4.93% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital Short Term International Treasury Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		2.38%	6.86%	Jan 15, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		2.38%	6.55%	Jan 15, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		1.55%	5.67%	Jan 15, 2009
BARCLAYS CAPITAL 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX	BARCLAYS CAPITAL 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX	(reflects no deductions for fees, expenses or taxes)	3.00%	7.50%	Jan 15, 2009

SPDR Barclays Capital International Treasury Bond ETF
SPDR® Barclays Capital International Treasury Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital International Treasury Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital International Treasury Bond ETF Barclays Capital Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Global Treasury Ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Italy, Japan, Mexico, Netherlands, Poland, South Africa, Spain, Sweden, Taiwan, United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Barclays Capital using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. As of September 30, 2011, there were approximately 724 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.78 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and forward foreign currency contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[18]

Highest Quarterly Return: 11.62% (Q3 2010) Lowest Quarterly Return: -5.05% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital International Treasury Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		4.13%	5.80%	Oct 2, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		3.80%	5.18%	Oct 2, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		2.68%	4.60%	Oct 2, 2007
BARCLAYS CAPITAL GLOBAL TREASURY EX-US CAPPED INDEX	BARCLAYS CAPITAL GLOBAL TREASURY EX-US CAPPED INDEX	(reflects no deductions for fees, expenses or taxes)	4.44%	6.69%	Oct 2, 2007

SPDR Barclays Capital International Corporate Bond ETF
SPDR® Barclays Capital International Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital International Corporate Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.55%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.55%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital International Corporate Bond ETF Barclays Capital Fund	56	176	307	689

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital Global Aggregate ex-USD > $1B: Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to be a broad based measure of the global investment grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Capital Global ex-USD Aggregate Bond Index. The securities in the Index must have a minimum  $1 billion EUR, GBP market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investment grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, linked bonds, and structured products. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 536 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.35 years. As of September 30, 2011, the following countries were represented in the Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Mexico, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

EUROPE: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Barclays Capital Emerging Markets Local Bond ETF
SPDR® Barclays Capital Emerging Markets Local Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Emerging Markets Local Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR Barclays Capital Emerging Markets Local Bond ETF Barclays Capital Fund	51	160

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (February 23, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital EM Local Currency Government Index, screened such that the following countries are included: Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey. As of September 30, 2011 there were approximately 390 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.49 years.

The Index is calculated by Barclays Capital, Inc. (“Barclays Capital” or “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements.

The Index is sponsored by Barclays Capital which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, foreign currency-related transactions, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., and Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. As the Fund invests in “junk bonds,” it is also subject to greater credit risk (i.e., the risk that an issuer may be unable or unwilling to make interest and principal payments when due) because it may invest in debt securities not current in the payment of interest or principal or in default.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital High Yield Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital High Yield Bond ETF Barclays Capital Fund
MANAGEMENT FEES		0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.40%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Barclays Capital High Yield Bond ETF Barclays Capital Fund	41	128	224	505

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital High Yield Very Liquid Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and have  $600 million or more of outstanding face value. Only the largest issue of each issuer with a maximum age of three years can be included in the Index. In addition, securities must be registered or issued under Rule 144A of the Securities Act of 1933, as amended. Original issue zero coupon bonds, step-up coupons, and coupons that change according to a predetermined schedule are also included. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, payment in kind (PIK) securities and emerging market bonds. The Index is issuer capped and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 193 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.81 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. When the Fund invests in “junk bonds,” it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[19]

Highest Quarterly Return: 22.44% (Q2 2009) Lowest Quarterly Return: -18.59% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Barclays Capital High Yield Bond ETF Barclays Capital Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		13.99%	6.11%	Nov 28, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		9.82%	1.87%	Nov 28, 2007
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		9.06%	2.57%	Nov 28, 2007
BARCLAYS CAPITAL HIGH YIELD VERY LIQUID INDEX	BARCLAYS CAPITAL HIGH YIELD VERY LIQUID INDEX	(reflects no deductions for fees, expenses or taxes)	15.09%	10.47%	Nov 28, 2007

[1]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -0.02%.
[2]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 10.72%.
[3]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 5.75%.
[4]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 27.39%.
[5]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.96%
[6]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.81%.
[7]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 11.51%
[8]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.21%
[9]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 5.34%
[10]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 6.46%.
[11]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 9.48%.
[12]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 12.53%.
[13]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 9.47%.
[14]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.10%.
[15]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.69%.
[16]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 1.06%.
[17]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 1.09%.
[18]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.70%.
[19]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -2.89%.

SPDR S&P Commercial Paper ETF
FUND SUMMARIES SPDR® S&P® Commercial Paper ETF
INVESTMENT OBJECTIVE
The SPDR S&P Commercial Paper ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States commercial paper market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Commercial Paper ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR S&P Commercial Paper ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Commercial Paper Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the United States 1-3 month commercial paper market. The Index is broad based and constituents include commercial paper from all eligible issuers with program sizes greater than  $2 billion and ranging from 1-3 months in maturity. Asset-backed issuers are not eligible. To be included in the Index, commercial paper must: (1) be priced by Interactive Data Corporation; (2) have a remaining maturity of between 31 and 91 days; and (3) have a current rating from at least one of Standard & Poor’s, Moody’s Investors Service or Fitch, Inc. The Index is weighted on a tiered basis based on the maximum program size of the issuing entity; in other words, the larger an issuer’s program size, the greater weight its commercial paper receives in the Index. Specifically, commercial paper of issuers with a maximum program size ranging from  $5 billion to  $15 billion will have twice the weight in the Index as that of issuers with a maximum program size ranging from  $2 billion up to  $5 billion. Commercial paper of issuers with a maximum program size of  $15 billion and greater will have three times the weight in the Index as that of issuers with a maximum program size of  $2 billion up to  $5 billion. The Index rebalances monthly and is reconstituted semi-annually. As of [ ], there were approximately [ ] securities in the Index and the modified adjusted duration of securities in the Index was approximately [ ] years.

The Index is sponsored by Standard & Poor’s (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector and the Fund may not achieve a high degree of correlation with its Index.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2012 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2012 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2012 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2012. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2013 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2013 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2013 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2013. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2014 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2014 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2014 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2014. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2015 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2015 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2015 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2015. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2016 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2016 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2016 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2016. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2017 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF Barclays Capital Municipal Bond Fund
MANAGEMENT FEES
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2017 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2017 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2017. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2018 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2018 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2018 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2018. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2019 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2019 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2019 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2019. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2020 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2020 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2020 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2020. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF
SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF
INVESTMENT OBJECTIVE
The SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2021 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital 2021 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2021 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2021. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Agency Bond ETF
SPDR® S&P Agency Bond ETF
INVESTMENT OBJECTIVE
The SPDR S&P Agency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. Agency bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Agency Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR S&P Agency Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P U.S. Agency Bond Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund is not a money market fund and does not seek to maintain a stable net asset value of  $1.00 per share.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by U.S. Government agencies, such as the FDIC. To be included in Index, a security must meet the following requirements: (i) at least one year to final maturity; (ii) have a minimum amount outstanding of at least  $250 million (to remain in the Index, a security must maintain a minimum amount outstanding of at least  $125 million); (iii) be rated investment grade (Baa3/BBB- or higher) by at least one of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate and non-convertible; (v) not been called; (vi) be denominated in U.S. dollars; (vii) be priced by Standard & Poor’s Securities Evaluations ("SPSE") (if pricing from SPSE is no longer available for a security included in the Index, the last available price will be used); and (viii) be publicly issued. The Index is market-value weighted and the securities in the Index are updated on the last business day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

   U.S. Government Agency Securities Risk: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Corporate Bond ETF
SPDR® Barclays Capital Corporate Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Corporate Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital Corporate Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND'S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Corporate Industrial Bond ETF
SPDR Barclays Capital Corporate Industrial Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Corporate Industrial Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate industrial sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Corporate Industrial Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]
Total Annual Fund Operating Expense
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital Corporate Industrial Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Corporate Industrial Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the industrial sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the industrial sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Industrial Sector Risk: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Corporate Financial Bond ETF
SPDR Barclays Capital Corporate Financial Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Corporate Financial Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate financial sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Corporate Financial Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital Corporate Financial Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Corporate Financial Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the financial sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the financial sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Corporate Utilities Bond ETF
SPDR Barclays Capital Corporate Utilities Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Corporate Utilities Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate utilities sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Corporate Utilities Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital Corporate Utilities Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Corporate Utilities Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the utilities sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the utilities sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

    Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Utilities Sector Risk: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital Zero Coupon Bond ETF
SPDR Barclays Capital Zero Coupon Bond ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital Zero Coupon Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks Separate Trading of Registered Interest and Principal Securities (“STRIPS”) registered with the U.S. Treasury’s Bureau of Public Debt.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital Zero Coupon Bond ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital Zero Coupon Bond ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital U.S. Treasury STRIPS Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to tracks the return of STRIPS registered with the U.S. Treasury’s Bureau of Public Debt. STRIPS are a type of zero coupon bonds that are direct obligations of the U.S. Treasury. The interest payments (“coupons”) of STRIPS have been separated or “stripped” from the underlying principal by their holder. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The Index includes interest and principal payments stripped from existing U.S. Treasury notes and bonds. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Zero Coupon Bond Risk: Because zero coupon bonds do not pay interest, the market value of zero coupon bonds may exhibit greater price volatility than ordinary debt securities. The market value of zero coupon bonds fall more dramatically than bonds paying interest on a current basis when interest rates rise, and rise more dramatically when interest rates fall.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR Barclays Capital CMBS ETF
SPDR Barclays Capital CMBS ETF
INVESTMENT OBJECTIVE
The SPDR Barclays Capital CMBS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the ERISA-eligible sector of the U.S. dollar denominated investment-grade commercial mortgage backed securities (CMBS) market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Barclays Capital CMBS ETF Barclays Capital Municipal Bond Fund
Management Fees
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]
Total Annual Fund Operating Expense
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Barclays Capital CMBS ETF Barclays Capital Municipal Bond Fund

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Barclays Capital CMBS ERISA-Eligible Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the ERISA-eligible sector of the U.S. dollar denominated investment-grade commercial mortgage backed securities market. The Index is part of the Barclays Capital U.S. Aggregate Index. To be included in the Index, the following criteria must be met: (i) the original aggregate transaction must have a minimum deal size of  $500 million and a minimum tranche size of  $25 million, and the aggregate outstanding transaction size must be at least  $300 million to remain in the Index; (ii) collateral for each transaction must be new origination and originated specifically for securitization; (iii) certificates must have an expected life of one year; (iv) certificates must be either fixed rate weighted average coupon (WAC) or capped WAC securities; and (v) the security must be ERISA-eligible. ERISA-eligible securities refer to those asset-backed and mortgage-backed securities that are covered by the various prohibited transaction exemptions granted by the U.S. Department of Labor under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), known as the “Underwriter Exemptions.” Additionally, securities must be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.). Excluded from the Index are floating rate certificates and securities issued under Rule 144A of the Securities Act of 1933, as amended. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of [ ], there were approximately [ ] securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Prepayment Risk: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

   Extension Risk: The Fund may invest in mortgage-related securities and therefore, to the extent that interest rates rise, certain mortgage backed securities may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund’s income.

   Mortgage-Backed Securities Risk: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
S&P Fund | SPDR Dow Jones Total Market ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES SPDR® Dow Jones Total Market ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Dow Jones Total Market ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Dow Jones U.S. Total Stock Market Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the performance of all U.S. equity securities with readily available price data. The Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. To be included in the Index, an issue generally must be all of the following: (i) a company’s primary equity issue (common stock, REIT or limited partnership); and (ii) the security of a U.S. company. A semiannual composition review of the Index is announced and implemented in March and September. Shares and float factors of the Index are updated on a quarterly basis. Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board, NYSE Arca and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month. As of September 30, 2011, the Index was comprised of 3,809 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[2]
2001	rr_AnnualReturn2001	(10.23%)
2002	rr_AnnualReturn2002	(21.21%)
2003	rr_AnnualReturn2003	26.63%
2004	rr_AnnualReturn2004	10.01%
2005	rr_AnnualReturn2005	6.91%
2006	rr_AnnualReturn2006	14.91%
2007	rr_AnnualReturn2007	5.44%
2008	rr_AnnualReturn2008	(36.79%)
2009	rr_AnnualReturn2009	28.08%
2010	rr_AnnualReturn2010	16.98%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.30% (Q2 2009) Lowest Quarterly Return: -22.49% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.95%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index.
S&P Fund | SPDR Dow Jones Total Market ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	16.98%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.79%
TEN YEARS	rr_AverageAnnualReturnYear10	1.91%
S&P Fund | SPDR Dow Jones Total Market ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	16.65%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.48%
TEN YEARS	rr_AverageAnnualReturnYear10	1.58%
S&P Fund | SPDR Dow Jones Total Market ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	11.35%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.32%
TEN YEARS	rr_AverageAnnualReturnYear10	1.52%
S&P Fund | SPDR Dow Jones Total Market ETF | DOW JONES U.S. TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	17.49%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.00%
TEN YEARS	rr_AverageAnnualReturnYear10	2.55%
S&P Fund | SPDR Dow Jones Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Dow Jones Large Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Dow Jones Large Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Dow Jones U.S. Large-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the large-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked approximately 1-750 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the large cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 746 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[4]
2006	rr_AnnualReturn2006	15.38%
2007	rr_AnnualReturn2007	6.21%
2008	rr_AnnualReturn2008	(36.90%)
2009	rr_AnnualReturn2009	26.89%
2010	rr_AnnualReturn2010	15.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.57% (Q2 2009) Lowest Quarterly Return: -22.14% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.03%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR Dow Jones Large Cap ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	15.84%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.07%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Large Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	15.41%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Large Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	10.54%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.52%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Large Cap ETF | DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	16.07%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.68%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.14%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 500 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 500 Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P 500 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of  $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 329 stocks.

The Index is sponsored by Standard & Poors, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[5]
2001	rr_AnnualReturn2001	(25.66%)
2002	rr_AnnualReturn2002	(31.65%)
2003	rr_AnnualReturn2003	29.18%
2004	rr_AnnualReturn2004	4.92%
2005	rr_AnnualReturn2005	3.10%
2006	rr_AnnualReturn2006	8.93%
2007	rr_AnnualReturn2007	10.77%
2008	rr_AnnualReturn2008	(37.48%)
2009	rr_AnnualReturn2009	37.10%
2010	rr_AnnualReturn2010	16.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.06% (Q4 2001) Lowest Quarterly Return: -24.88% (Q3 2001)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.68%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 500 Growth ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	16.34%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.77%
TEN YEARS	rr_AverageAnnualReturnYear10	(1.56%)
S&P Fund | SPDR S&P 500 Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	16.21%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.63%
TEN YEARS	rr_AverageAnnualReturnYear10	(1.69%)
S&P Fund | SPDR S&P 500 Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	10.76%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.21%
TEN YEARS	rr_AverageAnnualReturnYear10	(1.35%)
S&P Fund | SPDR S&P 500 Growth ETF | S&P 500 GROWTH INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 GROWTH INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	15.05%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.60%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.11%)
S&P Fund | SPDR S&P 500 Growth ETF | DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	17.03%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.01%
TEN YEARS	rr_AverageAnnualReturnYear10	0.58%
S&P Fund | SPDR S&P 500 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 500 Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P 500 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of  $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 339 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[6]
2001	rr_AnnualReturn2001	(6.30%)
2002	rr_AnnualReturn2002	(17.60%)
2003	rr_AnnualReturn2003	25.51%
2004	rr_AnnualReturn2004	13.12%
2005	rr_AnnualReturn2005	5.48%
2006	rr_AnnualReturn2006	21.55%
2007	rr_AnnualReturn2007	1.70%
2008	rr_AnnualReturn2008	(36.49%)
2009	rr_AnnualReturn2009	17.17%
2010	rr_AnnualReturn2010	15.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.25% (Q2 2003) Lowest Quarterly Return: -21.13% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.98%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 500 Value ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	15.39%
FIVE YEARS	rr_AverageAnnualReturnYear05	1.20%
TEN YEARS	rr_AverageAnnualReturnYear10	2.07%
S&P Fund | SPDR S&P 500 Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	14.82%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.71%
TEN YEARS	rr_AverageAnnualReturnYear10	1.53%
S&P Fund | SPDR S&P 500 Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	10.42%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.94%
TEN YEARS	rr_AverageAnnualReturnYear10	1.69%
S&P Fund | SPDR S&P 500 Value ETF | S&P 500 VALUE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	15.10%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.87%
TEN YEARS	rr_AverageAnnualReturnYear10	2.69%
S&P Fund | SPDR S&P 500 Value ETF | DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	15.16%
FIVE YEARS	rr_AverageAnnualReturnYear05	1.21%
TEN YEARS	rr_AverageAnnualReturnYear10	2.99%
S&P Fund | SPDR Dow Jones Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Dow Jones Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Dow Jones Mid Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the mid-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked 501-1,000 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the mid cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 498 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[7]
2006	rr_AnnualReturn2006	13.27%
2007	rr_AnnualReturn2007	5.59%
2008	rr_AnnualReturn2008	(38.73%)
2009	rr_AnnualReturn2009	44.20%
2010	rr_AnnualReturn2010	25.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.89% (Q3 2009) Lowest Quarterly Return: -25.80% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.02%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR Dow Jones Mid Cap ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	25.01%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.44%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Mid Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	24.62%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.85%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Mid Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	16.38%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.33%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR Dow Jones Mid Cap ETF | DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	25.39%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.56%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 400 Mid Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[8]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[8]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P MidCap 400 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $850 million and  $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 244 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[9]
2006	rr_AnnualReturn2006	11.32%
2007	rr_AnnualReturn2007	11.04%
2008	rr_AnnualReturn2008	(41.55%)
2009	rr_AnnualReturn2009	55.37%
2010	rr_AnnualReturn2010	26.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.24% (Q3 2009) Lowest Quarterly Return: -27.02% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.20%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	26.70%
FIVE YEARS	rr_AverageAnnualReturnYear05	7.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.98%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	26.64%
FIVE YEARS	rr_AverageAnnualReturnYear05	7.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.70%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	17.42%
FIVE YEARS	rr_AverageAnnualReturnYear05	6.22%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF | S&P MIDCAP 400 GROWTH INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MIDCAP 400 GROWTH INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	30.57%
FIVE YEARS	rr_AverageAnnualReturnYear05	6.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Growth ETF | DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	28.21%
FIVE YEARS	rr_AverageAnnualReturnYear05	7.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 400 Mid Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[8]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[8]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P MidCap 400 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $850 million and  $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 289 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[10]
2006	rr_AnnualReturn2006	15.42%
2007	rr_AnnualReturn2007	(1.52%)
2008	rr_AnnualReturn2008	(34.64%)
2009	rr_AnnualReturn2009	31.64%
2010	rr_AnnualReturn2010	21.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.46% (Q3 2009) Lowest Quarterly Return: -24.41% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.84%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 400 Mid Cap Value ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	21.69%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.30%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	21.16%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.68%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	14.37%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.79%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Value ETF | S&P MIDCAP 400 VALUE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MIDCAP 400 VALUE INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	22.78%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.18%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 400 Mid Cap Value ETF | DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	21.88%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 600 Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%	[11]
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[11]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization sector in the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is float-adjusted, market capitalization weighted and changes to the Index are made on an as-needed basis. As of September 30, 2011, the Index was comprised of 600 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL-CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[12]
2006	rr_AnnualReturn2006	16.59%
2007	rr_AnnualReturn2007	1.69%
2008	rr_AnnualReturn2008	(37.47%)
2009	rr_AnnualReturn2009	41.21%
2010	rr_AnnualReturn2010	27.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 26.04% (Q2 2009) Lowest Quarterly Return: -26.84% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.79%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 600 Small Cap ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	27.38%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	26.96%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.50%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.06%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	17.91%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.43%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap ETF | S&P SMALLCAP 600 INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P SMALLCAP 600 INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	26.31%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.79%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap ETF | DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	28.61%
FIVE YEARS	rr_AverageAnnualReturnYear05	6.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P 600 Small Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 600 Small Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P SmallCap 600 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 368 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[13]
2001	rr_AnnualReturn2001	(8.88%)
2002	rr_AnnualReturn2002	(38.94%)
2003	rr_AnnualReturn2003	48.05%
2004	rr_AnnualReturn2004	15.18%
2005	rr_AnnualReturn2005	8.73%
2006	rr_AnnualReturn2006	13.37%
2007	rr_AnnualReturn2007	7.89%
2008	rr_AnnualReturn2008	(41.00%)
2009	rr_AnnualReturn2009	46.84%
2010	rr_AnnualReturn2010	30.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 32.87% (Q4 2001) Lowest Quarterly Return: -30.33% (Q3 2001)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.60%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 600 Small Cap Growth ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	30.23%
FIVE YEARS	rr_AverageAnnualReturnYear05	6.66%
TEN YEARS	rr_AverageAnnualReturnYear10	3.60%
S&P Fund | SPDR S&P 600 Small Cap Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	30.15%
FIVE YEARS	rr_AverageAnnualReturnYear05	6.51%
TEN YEARS	rr_AverageAnnualReturnYear10	3.51%
S&P Fund | SPDR S&P 600 Small Cap Growth ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	19.69%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.71%
TEN YEARS	rr_AverageAnnualReturnYear10	3.09%
S&P Fund | SPDR S&P 600 Small Cap Growth ETF | S&P SMALLCAP 600 GROWTH INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P SMALLCAP 600 GROWTH INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	27.99%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.16%
TEN YEARS	rr_AverageAnnualReturnYear10	7.36%
S&P Fund | SPDR S&P 600 Small Cap Growth ETF | DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	31.97%
FIVE YEARS	rr_AverageAnnualReturnYear05	7.03%
TEN YEARS	rr_AverageAnnualReturnYear10	6.17%
S&P Fund | SPDR S&P 600 Small Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 600 Small Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P SmallCap 600 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between  $250 million and  $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 435 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[14]
2001	rr_AnnualReturn2001	12.33%
2002	rr_AnnualReturn2002	(2.72%)
2003	rr_AnnualReturn2003	42.91%
2004	rr_AnnualReturn2004	17.96%
2005	rr_AnnualReturn2005	5.89%
2006	rr_AnnualReturn2006	19.66%
2007	rr_AnnualReturn2007	(4.22%)
2008	rr_AnnualReturn2008	(33.58%)
2009	rr_AnnualReturn2009	36.57%
2010	rr_AnnualReturn2010	24.21%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 25.67% (Q3 2009) Lowest Quarterly Return: -25.28% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.88%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P 600 Small Cap Value ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	24.21%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.25%
TEN YEARS	rr_AverageAnnualReturnYear10	9.68%
S&P Fund | SPDR S&P 600 Small Cap Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	23.55%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.65%
TEN YEARS	rr_AverageAnnualReturnYear10	8.58%
S&P Fund | SPDR S&P 600 Small Cap Value ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	15.96%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.26%
TEN YEARS	rr_AverageAnnualReturnYear10	8.24%
S&P Fund | SPDR S&P 600 Small Cap Value ETF | S&P SMALLCAP 600 VALUE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P SMALLCAP 600 VALUE INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	24.72%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.06%
TEN YEARS	rr_AverageAnnualReturnYear10	7.81%
S&P Fund | SPDR S&P 600 Small Cap Value ETF | DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	24.98%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.39%
TEN YEARS	rr_AverageAnnualReturnYear10	9.49%
S&P Fund | SPDR Global Dow ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Global Dow ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
YEAR 5	rr_ExpenseExampleYear05	280
YEAR 10	rr_ExpenseExampleYear10	628
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of The Global Dow (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is made up of 150 constituents from around the world selected by an Averages Committee comprised of the managing editor of the Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September. As of September 30, 2011, the Index was comprised of 150 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (“Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[15]
2001	rr_AnnualReturn2001	(12.92%)
2002	rr_AnnualReturn2002	(23.35%)
2003	rr_AnnualReturn2003	24.94%
2004	rr_AnnualReturn2004	7.32%
2005	rr_AnnualReturn2005	2.90%
2006	rr_AnnualReturn2006	19.83%
2007	rr_AnnualReturn2007	5.95%
2008	rr_AnnualReturn2008	(37.73%)
2009	rr_AnnualReturn2009	23.40%
2010	rr_AnnualReturn2010	4.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.94% (Q2 2009) Lowest Quarterly Return: -19.80% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.82%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 2, 2011, the Fund changed its benchmark index to The Global Dow from the Dow Jones Global Titans 50 Index U.S. Close. The Fund's performance is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR Global Dow ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	4.73%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.43%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.61%)
S&P Fund | SPDR Global Dow ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	4.36%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.04%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.99%)
S&P Fund | SPDR Global Dow ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	3.50%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.36%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.59%)
S&P Fund | SPDR Global Dow ETF | THE GLOBAL DOW
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	THE GLOBAL DOW	[16],[17]
ONE YEAR	rr_AverageAnnualReturnYear01	7.22%
FIVE YEARS	rr_AverageAnnualReturnYear05
TEN YEARS	rr_AverageAnnualReturnYear10
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 9, 2008
S&P Fund | SPDR Global Dow ETF | DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE	[16]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	4.57%
FIVE YEARS	rr_AverageAnnualReturnYear05	0.48%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.32%)
S&P Fund | SPDR Dow Jones REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Dow Jones REIT ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.25%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	26
YEAR 3	rr_ExpenseExampleYear03	80
YEAR 5	rr_ExpenseExampleYear05	141
YEAR 10	rr_ExpenseExampleYear10	318
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Dow Jones U.S. Select REIT Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The reason for the exclusions is that factors other than real estate supply and demand, such as interest rates and health care, influence the market value of these companies. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. To be included in the Index, a company must be both an equity owner and operator of commercial and/or residential real estate. Businesses excluded from the Index include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments. A company must have a minimum total market capitalization of at least  $200 million at the time of its inclusion, and at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets. The liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Index is generally rebalanced quarterly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. Each REIT in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors. The Index is priced daily and is a total return (price and income) benchmark. As of September 30, 2011, the Index was comprised of 80 REITs.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser (as defined below). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[19]
2002	rr_AnnualReturn2002	3.26%
2003	rr_AnnualReturn2003	35.45%
2004	rr_AnnualReturn2004	32.71%
2005	rr_AnnualReturn2005	13.63%
2006	rr_AnnualReturn2006	35.51%
2007	rr_AnnualReturn2007	(17.69%)
2008	rr_AnnualReturn2008	(38.94%)
2009	rr_AnnualReturn2009	28.52%
2010	rr_AnnualReturn2010	27.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 35.38% (Q3 2009) Lowest Quarterly Return: -39.70% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.26%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR Dow Jones REIT ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	27.83%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.71%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 23, 2001
S&P Fund | SPDR Dow Jones REIT ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	26.41%
FIVE YEARS	rr_AverageAnnualReturnYear05	1.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.98%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 23, 2001
S&P Fund | SPDR Dow Jones REIT ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	18.00%
FIVE YEARS	rr_AverageAnnualReturnYear05	1.28%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 23, 2001
S&P Fund | SPDR Dow Jones REIT ETF | DOW JONES U.S. SELECT REIT INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. SELECT REIT INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	28.07%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.92%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 23, 2001
S&P Fund | SPDR S&P Bank ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Bank ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 100%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $1 biillion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 38 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[20]
2006	rr_AnnualReturn2006	16.50%
2007	rr_AnnualReturn2007	(21.81%)
2008	rr_AnnualReturn2008	(47.39%)
2009	rr_AnnualReturn2009	(1.44%)
2010	rr_AnnualReturn2010	22.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 30.43% (Q2 2009) Lowest Quarterly Return: -35.84% (Q1 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(31.54%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P Bank ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	22.93%
FIVE YEARS	rr_AverageAnnualReturnYear05	(10.30%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(9.37%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Bank ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	22.81%
FIVE YEARS	rr_AverageAnnualReturnYear05	(10.89%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(9.95%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Bank ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	15.01%
FIVE YEARS	rr_AverageAnnualReturnYear05	(8.47%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(7.72%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Bank ETF | S&P BANKS SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P BANKS SELECT INDUSTRY INDEX	[21],[22]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01
FIVE YEARS	rr_AverageAnnualReturnYear05
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 12, 2011
S&P Fund | SPDR S&P Bank ETF | KBW BANK INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	KBW BANK INDEX	[21]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	23.36%
FIVE YEARS	rr_AverageAnnualReturnYear05	(10.28%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(9.33%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Capital Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Capital Markets ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[8]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[8]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Capital Markets Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the capital markets industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 45 stocks.

The Index is sponsored by Standard & Poor’s, Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

CAPITAL MARKETS SECTOR RISK: The Fund’s assets will generally be concentrated in the capital markets sector, which means the Fund will be more affected by the performance of the capital markets sector versus a fund that was more diversified. Companies within the Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[23]
2006	rr_AnnualReturn2006	28.47%
2007	rr_AnnualReturn2007	0.94%
2008	rr_AnnualReturn2008	(60.27%)
2009	rr_AnnualReturn2009	40.94%
2010	rr_AnnualReturn2010	6.30%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 29.06% (Q2 2009) Lowest Quarterly Return: -33.43% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.32%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P Capital Markets ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	6.30%
FIVE YEARS	rr_AverageAnnualReturnYear05	(5.05%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.37%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Capital Markets ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	6.01%
FIVE YEARS	rr_AverageAnnualReturnYear05	(5.34%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.66%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Capital Markets ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	4.42%
FIVE YEARS	rr_AverageAnnualReturnYear05	(4.19%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.63%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Capital Markets ETF | S&P CAPITAL MARKETS SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P CAPITAL MARKETS SELECT INDUSTRY INDEX	[24],[25]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01
FIVE YEARS	rr_AverageAnnualReturnYear05
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 12, 2011
S&P Fund | SPDR S&P Capital Markets ETF | KBW CAPITAL MARKETS INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	KBW CAPITAL MARKETS INDEX	[24]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	6.71%
FIVE YEARS	rr_AverageAnnualReturnYear05	(4.77%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.10%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Insurance ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Insurance ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Insurance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the insurance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $1 billion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 41 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

INSURANCE SECTOR RISK: The Fund’s assets will generally be concentrated in the insurance sector, which means the Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[26]
2006	rr_AnnualReturn2006	10.19%
2007	rr_AnnualReturn2007	(5.81%)
2008	rr_AnnualReturn2008	(46.80%)
2009	rr_AnnualReturn2009	28.47%
2010	rr_AnnualReturn2010	26.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 36.67% (Q3 2009) Lowest Quarterly Return: -28.64% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.19%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P Insurance ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	26.10%
FIVE YEARS	rr_AverageAnnualReturnYear05	(2.21%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.97%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Insurance ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	25.72%
FIVE YEARS	rr_AverageAnnualReturnYear05	(2.51%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.27%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Insurance ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	17.29%
FIVE YEARS	rr_AverageAnnualReturnYear05	(1.92%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.72%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Insurance ETF | S&P INSURANCE SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P INSURANCE SELECT INDUSTRY INDEX	[27],[28]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01
FIVE YEARS	rr_AverageAnnualReturnYear05
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 12, 2011
S&P Fund | SPDR S&P Insurance ETF | KBW INSURANCE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	KBW INSURANCE INDEX	[27]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	26.86%
FIVE YEARS	rr_AverageAnnualReturnYear05	(1.84%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.61%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Mortgage Finance ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Mortgage Finance ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Mortgage Finance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the mortgage finance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $1 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $600 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $500 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MORTGAGE SECTOR RISK: The Fund’s assets will generally be concentrated in the mortgage industry, which means the Fund will be more affected by the performance of the mortgage industry versus a fund that was more diversified. The mortgage industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at banks and other federally insured institutions, in response to a high failure rate, have led to high capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home loans. Significant changes are occurring in the origination, packaging, marketing and selling, holding, and insuring of mortgage products.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[29]
2010	rr_AnnualReturn2010	5.72%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.21% (Q1 2010) Lowest Quarterly Return: -16.41% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.77%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P Mortgage Finance ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	5.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.25%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 29, 2009
S&P Fund | SPDR S&P Mortgage Finance ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	5.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 29, 2009
S&P Fund | SPDR S&P Mortgage Finance ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	4.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.59%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 29, 2009
S&P Fund | SPDR S&P Mortgage Finance ETF | S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX	[30],[31]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 12, 2011
S&P Fund | SPDR S&P Mortgage Finance ETF | KBW MORTGAGE FINANCE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	KBW MORTGAGE FINANCE INDEX	[30]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	5.90%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 29, 2009
S&P Fund | SPDR S&P Regional Banking ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Regional Banking ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Regional Banking ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Regional Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the regional banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 69 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[32]
2007	rr_AnnualReturn2007	(22.01%)
2008	rr_AnnualReturn2008	(18.33%)
2009	rr_AnnualReturn2009	(22.00%)
2010	rr_AnnualReturn2010	20.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 34.92% (Q3 2008) Lowest Quarterly Return: -33.24% (Q1 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.79%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
S&P Fund | SPDR S&P Regional Banking ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	20.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(9.63%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Regional Banking ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	19.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(10.34%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Regional Banking ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	13.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(8.17%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Regional Banking ETF | S&P REGIONAL BANKS SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P REGIONAL BANKS SELECT INDUSTRY INDEX	[33],[34]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 12, 2011
S&P Fund | SPDR S&P Regional Banking ETF | KBW REGIONAL BANKING INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	KBW REGIONAL BANKING INDEX	[33]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	20.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(9.46%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR Morgan Stanley Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Morgan Stanley Technology ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[8]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%	[8]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
YEAR 5	rr_ExpenseExampleYear05	280
YEAR 10	rr_ExpenseExampleYear10	628
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Morgan Stanley Technology Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors. The New York Stock Exchange (“NYSE”) calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the NYSE in connection with NYSE’s maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Morgan Stanley & Co. Incorporated (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the technology industry, which means the Fund will be more affected by the performance of the technology industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[35]
2001	rr_AnnualReturn2001	(24.33%)
2002	rr_AnnualReturn2002	(43.44%)
2003	rr_AnnualReturn2003	65.05%
2004	rr_AnnualReturn2004	6.56%
2005	rr_AnnualReturn2005	2.85%
2006	rr_AnnualReturn2006	8.83%
2007	rr_AnnualReturn2007	9.73%
2008	rr_AnnualReturn2008	(44.91%)
2009	rr_AnnualReturn2009	70.21%
2010	rr_AnnualReturn2010	15.41%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 35.54% (Q4 2001) Lowest Quarterly Return: -35.46% (Q3 2001)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.57%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR Morgan Stanley Technology ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	15.41%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.26%
TEN YEARS	rr_AverageAnnualReturnYear10	0.01%
S&P Fund | SPDR Morgan Stanley Technology ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	15.32%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.21%
TEN YEARS	rr_AverageAnnualReturnYear10	(0.02%)
S&P Fund | SPDR Morgan Stanley Technology ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	10.11%
FIVE YEARS	rr_AverageAnnualReturnYear05	4.52%
TEN YEARS	rr_AverageAnnualReturnYear10	none
S&P Fund | SPDR Morgan Stanley Technology ETF | MORGAN STANLEY TECHNOLOGY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MORGAN STANLEY TECHNOLOGY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	16.03%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.75%
TEN YEARS	rr_AverageAnnualReturnYear10	0.50%
S&P Fund | SPDR S&P Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of the 60 highest dividend yielding S&P Composite 1500® Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 consecutive years. Stocks included in the Index have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Index components are reviewed annually in December for continued inclusion in the Index and re-weighted quarterly in March, June and September. A component stock may be removed from the Index if 1) during the year-end review, dividends did not increase from the previous year or a company falls out of the top 60 of index eligible companies in terms of indicated dividend yield, 2) at quarterly rebalancings, the company ranks 70 or higher in terms of indicated dividend yield, where “higher” means lower yield, or 3) at any time during the year, a company is removed from the S&P Composite 1500 Index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[36]
2006	rr_AnnualReturn2006	17.74%
2007	rr_AnnualReturn2007	(6.39%)
2008	rr_AnnualReturn2008	(23.02%)
2009	rr_AnnualReturn2009	19.12%
2010	rr_AnnualReturn2010	16.43%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.28% (Q3 2009) Lowest Quarterly Return: -16.22% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.29%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Dividend ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	16.43%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Dividend ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	15.67%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.78%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Dividend ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	11.19%
FIVE YEARS	rr_AverageAnnualReturnYear05	2.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Dividend ETF | S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	16.80%
FIVE YEARS	rr_AverageAnnualReturnYear05	3.42%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.66%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
S&P Fund | SPDR S&P Aerospace & Defense ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Aerospace & Defense ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the aerospace and defense segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Aerospace & Defense Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the aerospace and defense industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 34 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

AEROSPACE AND DEFENSE SECTOR RISK: The Fund’s assets will generally be concentrated in the aerospace and defense industry, which means the Fund will be more affected by the performance of the aerospace and defense industry versus a fund that was more diversified. The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR S&P Biotech ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Biotech ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Biotechnology Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the biotechnology industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of 45, the Index was comprised of September 30, 2011 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BIOTECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology industry versus a fund that was more diversified. Companies within the biotech industry invest heavily in research and development which may not necessarily lead to commercially successful products. This industry is also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[38]
2007	rr_AnnualReturn2007	29.10%
2008	rr_AnnualReturn2008	(8.81%)
2009	rr_AnnualReturn2009	0.47%
2010	rr_AnnualReturn2010	17.59%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 14.65% (Q3 2010) Lowest Quarterly Return: -13.57% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.60%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Biotech ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	17.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Biotech ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	17.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.27%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Biotech ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	11.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.59%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Biotech ETF | S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	17.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.68%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Building & Construction ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Building & Construction ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Building & Construction ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the building and construction segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Building & Construction Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the building and construction industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 113 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BUILDING AND CONSTRUCTION SECTOR RISK: The Fund’s assets will generally be concentrated in the building and construction industry, which means the Fund will be more affected by the performance of the building and construction industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
S&P Fund | SPDR S&P Computer Hardware ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Computer Hardware ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Computer Hardware ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer hardware segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Computer Hardware Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the computer hardware industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER HARDWARE SECTOR RISK: The Fund’s assets will generally be concentrated in the computer hardware industry, which means the Fund will be more affected by the performance of the computer hardware industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
S&P Fund | SPDR S&P Food & Beverage ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Food & Beverage ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Food & Beverage ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the food and beverage segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[37]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Food & Beverage Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the food and beverage industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOOD AND BEVERAGE SECTOR RISK: The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. There are also risks associated with changing market prices as a result of, among other things, change in government support and trading policies, and agricultural conditions influencing the growth and harvest seasons.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
S&P Fund | SPDR S&P Health Care Equipment ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Health Care Equipment ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Health Care Equipment Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care equipment industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 57 stocks.

The Index is sponsored by Standard & Poor’s, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE EQUIPMENT SECTOR RISK: The Fund’s assets will generally be concentrated in the health care equipment and supplies industry, which means the Fund will be more affected by the performance of the health care equipment and supplies industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR S&P Health Care Services ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Health Care Services ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Health Care Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care providers and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Health Care Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 58 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the health care providers and services industry, which means the Fund will be more affected by the performance of the health care providers and services industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR S&P Homebuilders ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Homebuilders ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Homebuilders ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Homebuilders Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the homebuilders industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HOMEBUILDING SECTOR RISK: The Fund’s assets will generally be concentrated in the homebuilding industry, which means the Fund will be more affected by the performance of the homebuilding industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

RETAIL SECTOR RISK: Companies within the Index may include companies in the retail industry or companies that are closely tied to the retail industry. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[39]
2007	rr_AnnualReturn2007	(47.65%)
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	26.83%
2010	rr_AnnualReturn2010	17.49%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 27.71% (Q3 2009) Lowest Quarterly Return: -37.91% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.09%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Homebuilders ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	17.49%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(17.06%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Homebuilders ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	17.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(17.33%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Homebuilders ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	11.68%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(13.61%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Homebuilders ETF | S&P HOMEBUILDERS SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P HOMEBUILDERS SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	17.89%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(17.12%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P LeisureTime ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® LeisureTime ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P LeisureTime ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the leisure industry segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P LeisureTime Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the leisure industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LEISURE SECTOR RISK: The Fund’s assets will generally be concentrated in the leisure industry, which means the Fund will be more affected by the performance of the leisure industry versus a fund that was more diversified. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
S&P Fund | SPDR S&P Metals & Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Metals & Mining ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Metals & Mining Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the metals and mining industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 40 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

METALS AND MINING SECTOR RISK: The Fund’s assets will generally be concentrated in the metals and mining industry, which means the Fund will be more affected by the performance of the metals and mining industry versus a fund that was more diversified. The metals and mining industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[40]
2007	rr_AnnualReturn2007	42.58%
2008	rr_AnnualReturn2008	(59.53%)
2009	rr_AnnualReturn2009	87.93%
2010	rr_AnnualReturn2010	34.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 47.81% (Q2 2009) Lowest Quarterly Return: -49.76% (Q3 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(49.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(34.62%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Metals & Mining ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	34.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.76%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Metals & Mining ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	33.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.58%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Metals & Mining ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	22.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Metals & Mining ETF | S&P METALS & MINING SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P METALS & MINING SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	34.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.04%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Equipment & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Oil & Gas Equipment & Services ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas equipment and services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 46 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas equipment and services industry, which means the Fund will be more affected by the performance of the oil and gas equipment and services industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas equipment and services can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[41]
2007	rr_AnnualReturn2007	38.79%
2008	rr_AnnualReturn2008	(57.63%)
2009	rr_AnnualReturn2009	67.61%
2010	rr_AnnualReturn2010	30.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 30.39% (Q2 2009) Lowest Quarterly Return: -47.62% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.60%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Oil & Gas Equipment & Services ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	30.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Equipment & Services ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	30.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.70%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Equipment & Services ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	19.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.85%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Equipment & Services ETF | S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	30.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.12%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Exploration & Production ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Oil & Gas Exploration & Production ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas exploration and production industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 74 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas exploration and production industry, which means the Fund will be more affected by the performance of the oil and gas exploration and production industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[42]
2007	rr_AnnualReturn2007	36.90%
2008	rr_AnnualReturn2008	(42.75%)
2009	rr_AnnualReturn2009	39.94%
2010	rr_AnnualReturn2010	28.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 30.52% (Q2 2008) Lowest Quarterly Return: -35.77% (Q3 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.04%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Oil & Gas Exploration & Production ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	28.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.81%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Exploration & Production ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	28.45%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.72%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Exploration & Production ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	18.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.39%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Oil & Gas Exploration & Production ETF | S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	29.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Outsourcing and IT Consulting ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Outsourcing & IT Consulting ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Outsourcing & IT Consulting ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the outsourcing and information technology consulting segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Outsourcing & IT Consulting Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the outsourcing and information technology consulting industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 43 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OUTSOURCING AND CONSULTING SECTOR RISK: The Fund’s assets will generally be concentrated in the outsourcing and information technology consulting industry, which means the Fund will be more affected by the performance of the outsourcing and information technology consulting industry versus a fund that was more diversified. The information technology consulting services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies in this industry is subject to continued demand for business services.

COMPUTER SECTOR RISK: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
S&P Fund | SPDR S&P Pharmaceuticals ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Pharmaceuticals ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the pharmaceuticals industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 29 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PHARMACEUTICALS SECTOR RISK: The Fund’s assets will generally be concentrated in the pharmaceuticals industry, which means the Fund will be more affected by the performance of the pharmaceuticals industry versus a fund that was more diversified. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval can be long and costly and approved products are susceptible to obsolescence. Pharmaceutical companies are also subject to heavy competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[43]
2007	rr_AnnualReturn2007	(1.38%)
2008	rr_AnnualReturn2008	(9.18%)
2009	rr_AnnualReturn2009	28.06%
2010	rr_AnnualReturn2010	22.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.74% (Q3 2009) Lowest Quarterly Return: -10.04% (Q1 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Pharmaceuticals ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	22.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.17%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Pharmaceuticals ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	22.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.93%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Pharmaceuticals ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	14.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Pharmaceuticals ETF | S&P PHARMACEUTICALS SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P PHARMACEUTICALS SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	22.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Retail ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Retail ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Retail Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the retail industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 95 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

RETAIL SECTOR RISK: The Fund’s assets will generally be concentrated in the retail industry, which means the Fund will be more affected by the performance of the retail industry versus a fund that was more diversified. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[44]
2007	rr_AnnualReturn2007	(16.13%)
2008	rr_AnnualReturn2008	(38.79%)
2009	rr_AnnualReturn2009	77.66%
2010	rr_AnnualReturn2010	37.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.68% (Q3 2009) Lowest Quarterly Return: -32.30% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.91%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Retail ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	37.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Retail ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	36.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.15%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Retail ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	24.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.26%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Retail ETF | S&P RETAIL SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P RETAIL SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	37.41%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 19, 2006
S&P Fund | SPDR S&P Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Semiconductor ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Semiconductor Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the semiconductors industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 49 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SEMICONDUCTOR SECTOR RISK: The Fund’s assets will generally be concentrated in the semiconductor industry, which means the Fund will be more affected by the performance of the semiconductor industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting companies in the semiconductor industry and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of companies in the semiconductor industry and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[45]
2007	rr_AnnualReturn2007	42.58%
2008	rr_AnnualReturn2008	(59.53%)
2009	rr_AnnualReturn2009	87.93%
2010	rr_AnnualReturn2010	34.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.93% (Q2 2009) Lowest Quarterly Return: -31.08% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.00%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR S&P Semiconductor ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	15.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.14%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Semiconductor ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	15.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.04%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Semiconductor ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	10.46%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.94%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Semiconductor ETF | S&P SEMICONDUCTOR SELECT INDUSTRY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P SEMICONDUCTOR SELECT INDUSTRY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	16.26%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.06%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
S&P Fund | SPDR S&P Software & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Software & Services ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Software & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer software segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Software & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the software and services industry group of the S&P Total Stock Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 138 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER SOFTWARE/SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the computer industry, which means the Fund will be more affected by the performance of the computer industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry, including companies servicing the computer industry, can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR S&P Telecom ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Telecom ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Telecom ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the telecommunications segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Telecom Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the telecommunications industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 64 stocks.

Should the Index not contain the required minimum of 35 qualifying companies, it may contain members of the Communications Equipment sub-industry.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TELECOMMUNICATIONS SECTOR RISK: The Fund’s assets will generally be concentrated in the telecommunications industry, which means the Fund will be more affected by the performance of the telecommunications industry versus a fund that was more diversified. The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR S&P Transportation ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Transportation ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Transportation ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the transportation segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Transportation Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the transportation industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above  $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above  $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below  $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 39 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TRANSPORTATION SECTOR RISK: The Fund’s assets will generally be concentrated in the transportation industry, which means the Fund will be more affected by the performance of the transportation industry versus a fund that was more diversified. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
S&P Fund | SPDR Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Wells Fargo® Preferred Stock ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.45%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.45%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	46
YEAR 3	rr_ExpenseExampleYear03	144
YEAR 5	rr_ExpenseExampleYear05	252
YEAR 10	rr_ExpenseExampleYear10	567
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a modified market capitalization weighted index designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock (collectively, “Preferred Securities”). Preferred Securities generally pay fixed rate distributions and typically have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets — preference means that a company must pay distributions on its Preferred Securities before paying dividends on its common stock, and the claims of Preferred Securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. The Index includes Preferred Securities that meet the following criteria: (i) are non-convertible; (ii) have a par amount of  $25; (iii) are listed on the New York Stock Exchange or NYSE Arca, Inc. (“NYSE Arca”); (iv) maintain a minimum par value of  $250 million; (v) are U.S. dollar denominated; (vi) are rated investment grade by one of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; (vii) are publicly registered or exempt from registration under the Securities Act of 1933; and (viii) have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. The Index does not include auction rate preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, or repackaged securities linked to a security, a basket of securities or an index. The Index is rebalanced monthly, on the final NYSE Arca trading day of each month. Issuers of Preferred Securities may be either U.S. based or foreign. As of September 30, 2011, the Index was comprised of 153 Preferred Securities.

The Index is sponsored by Wells Fargo & Company (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PREFERRED SECURITIES RISK: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

INTEREST RATE RISK. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

ISSUER RISK. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

CALL RISK. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

FINANCIAL SECTOR RISK: Preferred Securities may be issued by financial institutions. Financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial institutions to incur large losses. Numerous financial institutions have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial institutions to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[46]
2010	rr_AnnualReturn2010	14.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 10.56% (Q3 2010) Lowest Quarterly Return: -2.19% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.73%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
S&P Fund | SPDR Wells Fargo Preferred Stock ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	14.39%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	15.97%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009
S&P Fund | SPDR Wells Fargo Preferred Stock ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	12.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.72%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009
S&P Fund | SPDR Wells Fargo Preferred Stock ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	9.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.39%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009
S&P Fund | SPDR Wells Fargo Preferred Stock ETF | WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	14.98%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	16.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 16, 2009
Barclays Capital Fund | SPDR Barclays Capital 1-3 Month T-Bill ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital 1-3 Month T-Bill ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.13%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	14
YEAR 3	rr_ExpenseExampleYear03	43
YEAR 5	rr_ExpenseExampleYear05	76
YEAR 10	rr_ExpenseExampleYear10	172
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 628% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	628.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of Barclays Capital 1-3 Month U.S. Treasury Bill Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 9 securities in the Index and the modified adjusted duration of securities in the Index was approximately 0.17 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[47]
2008	rr_AnnualReturn2008	1.77%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 0.70% (Q1 2008) Lowest Quarterly Return: -0.01% (Q4 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.02%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital 1-3 Month T-Bill ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	0.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital 1-3 Month T-Bill ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	0.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital 1-3 Month T-Bill ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	0.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital 1-3 Month T-Bill ETF | BARCLAYS CAPITAL 1-3 MONTH U.S. TREASURY BILL INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL 1-3 MONTH U.S. TREASURY BILL INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	0.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital TIPS ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.18%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.18%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	19
YEAR 3	rr_ExpenseExampleYear03	59
YEAR 5	rr_ExpenseExampleYear05	104
YEAR 10	rr_ExpenseExampleYear10	236
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of Barclays U.S. Government Inflation-Linked Bond Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of  $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the Index rebalancing date. As of September 30, 2011, there were approximately 31 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.76 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that SSgA Funds Management, Inc.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[48]
2008	rr_AnnualReturn2008	(2.33%)
2009	rr_AnnualReturn2009	11.18%
2010	rr_AnnualReturn2010	6.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.44% (Q1 2009) Lowest Quarterly Return: -3.56% (Q3 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital TIPS ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	6.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.64%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital TIPS ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	5.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.28%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital TIPS ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	3.98%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.88%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital TIPS ETF | BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	6.33%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 25, 2007
Barclays Capital Fund | SPDR Barclays Capital Short Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Short Term Treasury ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.12%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.12%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	12
YEAR 3	rr_ExpenseExampleYear03	39
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 1-5 Year U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 5 years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 5 years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 113 securities in the Index and the modified adjusted duration of securities in the Index was approximately 2.68 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Intermediate Term Treasury ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.13%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	14
YEAR 3	rr_ExpenseExampleYear03	43
YEAR 5	rr_ExpenseExampleYear05	76
YEAR 10	rr_ExpenseExampleYear10	172
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of Barclays Capital Intermediate U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 10 years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 170 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.00 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[49]
2008	rr_AnnualReturn2008	11.47%
2009	rr_AnnualReturn2009	(1.44%)
2010	rr_AnnualReturn2010	5.15%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.53% (Q4 2008) Lowest Quarterly Return: -2.16% (Q2 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.16%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Treasury ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	5.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.08%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Treasury ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	4.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.03%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Treasury ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	3.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.59%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Treasury ETF | BARCLAYS CAPITAL INTERMEDIATE U.S. TREASURY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL INTERMEDIATE U.S. TREASURY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	5.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.14%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Long Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Long Term Treasury ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.13%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.13%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	14
YEAR 3	rr_ExpenseExampleYear03	43
YEAR 5	rr_ExpenseExampleYear05	76
YEAR 10	rr_ExpenseExampleYear10	172
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of Barclays Capital Long U.S. Treasury Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 or more years. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 36 securities in the Index and the modified adjusted duration of securities in the Index was approximately 15.89 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[50]
2008	rr_AnnualReturn2008	24.14%
2009	rr_AnnualReturn2009	(12.84%)
2010	rr_AnnualReturn2010	9.24%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.71% (Q4 2008) Lowest Quarterly Return: -8.17% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Long Term Treasury ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	9.24%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Long Term Treasury ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	7.78%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.90%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Long Term Treasury ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	6.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Long Term Treasury ETF | BARCLAYS CAPITAL LONG U.S. TREASURY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL LONG U.S. TREASURY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	9.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Short Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Short Term Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.12%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.12%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	13
YEAR 3	rr_ExpenseExampleYear03	40
YEAR 5	rr_ExpenseExampleYear05	70
YEAR 10	rr_ExpenseExampleYear10	159
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. 1-3 Year Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc.), and have  $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 738 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.88 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[51]
2010	rr_AnnualReturn2010	3.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.86% (Q3 2010) Lowest Quarterly Return: 0.17% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.17%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Short Term Corporate Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	3.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.72%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	2.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	2.35%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.90%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term Corporate Bond ETF | BARCLAYS CAPITAL U.S. 1-3 YEAR CORPORATE BOND INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. 1-3 YEAR CORPORATE BOND INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	4.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.21%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 16, 2009
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Intermediate Term Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.15%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.15%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	15
YEAR 3	rr_ExpenseExampleYear03	48
YEAR 5	rr_ExpenseExampleYear05	85
YEAR 10	rr_ExpenseExampleYear10	192
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Intermediate Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Barclays Capital U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with  $250 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of September 30, 2011, there were approximately 2,839 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.45 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[52]
2010	rr_AnnualReturn2010	7.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 4.07% (Q3 2010) Lowest Quarterly Return: -1.38% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.81%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Intermediate Term Corporate Bond Index from the Barclays Capital U.S. Intermediate Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Intermediate Term Corporate Bond Index from the Barclays Capital U.S. Intermediate Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	7.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	5.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	4.79%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF | BARCLAYS CAPITAL U.S. INTERMEDIATE TERM CORPORATE BOND INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. INTERMEDIATE TERM CORPORATE BOND INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	8.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Intermediate Term Corporate Bond ETF | BARCLAYS CAPITAL U.S. INTERMEDIATE CREDIT INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. INTERMEDIATE CREDIT INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	7.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.56%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Long Term Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.15%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.15%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	15
YEAR 3	rr_ExpenseExampleYear03	48
YEAR 5	rr_ExpenseExampleYear05	85
YEAR 10	rr_ExpenseExampleYear10	192
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Long Term Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Barclays Capital U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with  $250 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index. The Index is rebalanced monthly, on the last business day of the month. As of September 30, 2011, there were approximately 1,097 securities in the Index and the modified adjusted duration of securities in the Index was approximately 13.15 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[53]
2010	rr_AnnualReturn2010	9.87%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.26% (Q3 2010) Lowest Quarterly Return: -3.33% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.51%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Long Term Corporate Bond Index from the Barclays Capital U.S. Long Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 17, 2010, the Fund changed its benchmark index to Barclays Capital U.S. Long Term Corporate Bond Index from the Barclays Capital U.S. Long Credit Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	9.87%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	18.08%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	6.95%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	15.17%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	6.45%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.80%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF | BARCLAYS CAPITAL U.S. LONG TERM CORPORATE BOND INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. LONG TERM CORPORATE BOND INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	11.20%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	22.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Long Term Corporate Bond ETF | BARCLAYS CAPITAL U.S. LONG CREDIT INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. LONG CREDIT INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	10.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	20.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 10, 2009
Barclays Capital Fund | SPDR Barclays Capital Issuer Scored Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Issuer Scored Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.16%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.16%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	16
YEAR 3	rr_ExpenseExampleYear03	52
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (April 7, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Issuer Scored Corporate Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade (Baa3/BBB- or higher) by at least two of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., and have  $250 million or more of par amount outstanding. Only securities issued by companies with publicly traded equity are eligible for inclusion. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; subordinated debt; private placements; floating rate securities; and Eurobonds. Individual issuers in the Index are weighted using the following financial ratios: return on assets, interest coverage and current ratio (“factors”). Individual security weights are then calculated by the relative market value of each eligible security issued by the issuer. Monthly maintenance rebalancing to reflect the addition and subtraction of securities occurs on the last business day of each month. Factor rebalancing occurs every six months on the last business day of March and September. As of September 30, 2011, there were approximately 3,798 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.24 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities the Adviser determines have economic characteristics substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

FOREIGN INVESTING RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. In addition, the value of the currency of the country in which an issuer is based could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Barclays Capital Fund | SPDR Barclays Capital Convertible Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Convertible Securities ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.40%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	41
YEAR 3	rr_ExpenseExampleYear03	128
YEAR 5	rr_ExpenseExampleYear05	224
YEAR 10	rr_ExpenseExampleYear10	505
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Convertible Bond > $500MM Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds, with outstanding issue sizes greater than  $500 million. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock. The Index components are a subset of issues in the Barclays Capital Convertible Composite Index. To be included in the Index a security must meet the following requirements: (i) have an outstanding issue size greater than  $500 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index is rebalanced on a monthly basis, at the end of each month. As of September 30, 2011, there were approximately 111 securities in the Index.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

CONVERTIBLE SECURITIES RISK: Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

PREFERRED SECURITIES RISK: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

INTEREST RATE RISK. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

ISSUER RISK. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

CALL RISK. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[54]
2010	rr_AnnualReturn2010	13.99%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.91% (Q3 2010) Lowest Quarterly Return: -6.45% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.21%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Convertible Securities ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	13.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	25.73%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 14, 2009
Barclays Capital Fund | SPDR Barclays Capital Convertible Securities ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	12.26%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	23.57%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 14, 2009
Barclays Capital Fund | SPDR Barclays Capital Convertible Securities ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	9.20%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	20.81%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 14, 2009
Barclays Capital Fund | SPDR Barclays Capital Convertible Securities ETF | BARCLAYS CAPITAL U.S. CONVERTIBLE BOND > $500MM INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. CONVERTIBLE BOND > $500MM INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	15.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	29.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 14, 2009
Barclays Capital Fund | SPDR Barclays Capital Mortgage Backed Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Mortgage Backed Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[55]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.32%	[18]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since “Total Annual Fund Operating Expenses” for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the ratio of “Expenses to Average Net Assets” in the Financial Highlights section of the Prospectus.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	33
YEAR 3	rr_ExpenseExampleYear03	103
YEAR 5	rr_ExpenseExampleYear05	180
YEAR 10	rr_ExpenseExampleYear10	406
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1107.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. MBS Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA Transactions (as defined below) are included within the above-noted investment policy. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). The Index is formed by grouping the universe of individual fixed rate mortgage backed securities pools into generic aggregates according to the following parameters: (i) agency; (ii) program; (iii) pass-through coupon; and (iv) origination year. Index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the Index. To be included in the Index, securities must be fixed rate, denominated in U.S. dollars, have  $250 million or more of outstanding face value and have a weighted average maturity of at least one year. Excluded from the Index are buydowns, graduated equity mortgages, project loans, manufactured homes (dropped in January 1992), graduated payment mortgages (dropped in January 1995), non-agency (whole loan) securities, jumbo securities, and collateralized mortgage obligations. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of September 30, 2011, there were approximately 1,043 securities in the Index.

Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund expects to enter into such contracts on a regular basis, and pending settlement of such contracts, the Fund will invest its assets in liquid, short-term instruments, including shares of money market funds advised by the Adviser or its affiliates.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

PREPAYMENT RISK: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

MORTGAGE PASS-THROUGH SECURITIES RISK: Transactions in mortgage pass through securities primarily occur through TBA Transactions, as described above. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[56]
2010	rr_AnnualReturn2010	6.06%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 3.24% (Q2 2010) Lowest Quarterly Return: 0.36% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.36%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Mortgage Backed Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	6.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Mortgage Backed Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	4.56%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.06%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Mortgage Backed Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	3.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.84%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Mortgage Backed Bond ETF | BARCLAYS CAPITAL U.S. MBS INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. MBS INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	5.37%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.25%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Aggregate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.18%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[57]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.22%	[18]
LESS CONTRACTUAL FEE WAIVER	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[58]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	0.17%	[18],[58]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since "Total Annual Fund Operating Expenses" for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the "Ratio of Expenses to Average Net Assets" in the Financial Highlights section of the Prospectus.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	18
YEAR 3	rr_ExpenseExampleYear03	67
YEAR 5	rr_ExpenseExampleYear05	121
YEAR 10	rr_ExpenseExampleYear10	281
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 310% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	310.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Aggregate Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA transactions (as defined below) are included within the above-noted investment policy. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have  $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of  $500 million and a minimum tranche size of  $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of  $500 million, and a minimum tranche size of  $25 million; the aggregate outstanding transaction sizes must be at least  $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 7,833 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.96 years.

As of September 30, 2011, approximately 5.95% of the bonds represented in the Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

PREPAYMENT RISK: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

MORTGAGE PASS-THROUGH SECURITIES RISK: Transactions in mortgage pass through securities primarily occur through TBA Transactions, as described above. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[59]
2008	rr_AnnualReturn2008	6.77%
2009	rr_AnnualReturn2009	5.11%
2010	rr_AnnualReturn2010	6.67%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.90% (Q4 2008) Lowest Quarterly Return: -1.23% (Q2 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	6.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.65%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	5.05%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.90%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	4.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.67%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF | BARCLAYS CAPITAL U.S. AGGREGATE INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL U.S. AGGREGATE INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	6.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 23, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Barclays Capital Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.30%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.30%	[1]
LESS CONTRACTUAL FEE WAIVER	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[60]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	0.23%	[1],[60]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	24
YEAR 3	rr_ExpenseExampleYear03	89
YEAR 5	rr_ExpenseExampleYear05	162
YEAR 10	rr_ExpenseExampleYear10	374
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Municipal Managed Money Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index engineered for the tax exempt bond market. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have been issued within the last five years, and must be at least one year from their maturity date. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 17,956 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.98 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[61]
2008	rr_AnnualReturn2008	(0.31%)
2009	rr_AnnualReturn2009	10.52%
2010	rr_AnnualReturn2010	1.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.75% (Q3 2009) Lowest Quarterly Return: -5.25% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Nuveen Barclays Capital Municipal Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	1.39%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.78%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	1.28%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	2.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.79%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Municipal Bond ETF | BARCLAYS CAPITAL MUNICIPAL MANAGED MONEY INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL MUNICIPAL MANAGED MONEY INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	1.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.18%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital California Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Barclays Capital California Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Managed Money Municipal California Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from both Federal income tax and California income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the publicly traded California municipal bonds that cover the U.S. dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must be issued by authorities in California, have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 1,921 securities in the Index and the modified adjusted duration of securities in the Index was approximately 10.78 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

CALIFORNIA STATE-SPECIFIC RISK: Because the Fund concentrates its investments in California municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of October 2011, California had the lowest credit ratings of any state in the country, and in 2009 all three major credit rating agencies lowered their ratings on State bonds. However, in July 2011, Standard & Poor’s did raise its credit outlook on California from “Negative” to “Stable.”

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[62]
2008	rr_AnnualReturn2008	(3.51%)
2009	rr_AnnualReturn2009	12.32%
2010	rr_AnnualReturn2010	0.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 10.08% (Q3 2009) Lowest Quarterly Return: -7.87% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Nuveen Barclays Capital California Municipal Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	0.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.97%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital California Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	none
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.94%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital California Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	1.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.18%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital California Municipal Bond ETF | BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL CALIFORNIA INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL CALIFORNIA INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	1.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.51%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital New York Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Barclays Capital New York Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Managed Money Municipal New York Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from both Federal income tax and New York income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track publicly traded New York municipal bonds that cover the U.S. dollar denominated New York revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must be issued by authorities in New York, have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 2,723 securities in the Index and the modified adjusted duration of securities in the Index was approximately 9.45 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NEW YORK STATE-SPECIFIC RISK: Because the Fund concentrates its investments in New York municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[63]
2008	rr_AnnualReturn2008	(2.43%)
2009	rr_AnnualReturn2009	12.57%
2010	rr_AnnualReturn2010	1.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 7.51% (Q3 2009) Lowest Quarterly Return: -5.50% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Nuveen Barclays Capital New York Municipal Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	1.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital New York Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	1.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.66%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital New York Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	2.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital New York Municipal Bond ETF | BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL NEW YORK INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL NEW YORK INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	1.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.88%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 11, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Managed Money Municipal Short Term Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track the publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index is a rules-based, market-value weighted index. All bonds in the Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each Index security must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate and have a nominal maturity of one to five years. No issuer may constitute more than 10% of the Index. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Index. As of September 30, 2011, there were approximately 3,616 securities in the Index and the modified adjusted duration of securities in the Index was approximately 2.88 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[64]
2008	rr_AnnualReturn2008	5.11%
2009	rr_AnnualReturn2009	5.18%
2010	rr_AnnualReturn2010	1.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 2.84% (Q4 2008) Lowest Quarterly Return: -0.95% (Q4 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	1.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.12%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.10%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	1.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.84%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF | BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL SHORT TERM INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL SHORT TERM INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	1.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.70%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 10, 2007
Barclays Capital Fund | SPDR Nuveen S&P(R) VRDO Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen S&P® VRDO Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen S&P VRDO Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of variable rate demand obligations (“VRDOs”) issued by municipalities.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.20%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	20
YEAR 3	rr_ExpenseExampleYear03	64
YEAR 5	rr_ExpenseExampleYear05	113
YEAR 10	rr_ExpenseExampleYear10	255
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P National AMT-Free Municipal VRDO Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to track investment grade VRDOs issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from U.S. federal income taxes, with maturities greater than or equal to one month. A VRDO is a short-term tax-exempt fixed income instrument whose coupon rate is reset on a periodic basis (e.g., weekly or monthly). VRDOs tend to be issued with long maturities of up to 30 or 40 years; however, they are considered short-term instruments because they include a bondholder put provision that coincides with the periodic coupon rate reset which allows the bondholder to redeem a bond at face value. VRDOs included in the Index reset weekly. VRDOs are put back to a bank or other entity that serves as a liquidity provider (the “Remarketing Agent”), rather than the issuer. The Remarketing Agent tries to resell those VRDOs or, failing that, holds them in its own inventory. In addition, VRDOs commonly hold a credit enhancement, such as a letter of credit from the Remarketing Agent or a bank, and/or bond insurance. To be included in the Index a security must: (i) be issued by a state (including Puerto Rico and U.S. territories) or local government or agency such that interest on the security is exempt from U.S. federal income taxes; (ii) be priced at par; (iii) have a minimum par amount of  $10 million; (iv) be included in the Ipreo Holdings LLC product offering for VRDOs; (v) be rated A-3, VMIG-3 or F-3 or higher by one of the following statistical ratings agencies: Standard & Poor’s, Moody’s Investors Service or Fitch Inc., respectively; (vi) have a maturity of greater than or equal to one month; (vii) be a constituent of a deal with an original offering amount of at least  $100 million, or, for up to a maximum of 25% of constituents, have no minimum deal size criteria but be the highest yielding constituents (that meet all of the other criteria for eligibility) chosen from the eligible VRDO universe at each monthly rebalancing; (viii) have a weekly reset; and (ix) have a credit or liquidity support facility. The Index is rebalanced after the close of the last business day of each month, based on new issuance, size and maturity. As of September 30, 2011, there were approximately 225 issues included in the Index.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

VARIABLE RATE DEMAND OBLIGATION RISK: Particular VRDOs may not have an active secondary market. As a result, the Fund could suffer a loss on these instruments during periods when the Fund is not entitled to exercise its demand rights or if the issuer and/or Remarketing Agent defaults on its payment obligation. In addition, VRDOs are generally supported by either a letter of credit or a stand-by bond purchase agreement to provide credit enhancement. A decline in the credit quality of the issuer of the credit enhancement may in turn cause a decrease in value of the VRDO supported by the credit enhancement.

MUNICIPAL INSURANCE RISK: The Fund’s portfolio may be comprised of municipal securities covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Because a significant portion of the insured municipal securities are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have an adverse effect on the value of the insured municipal securities and the municipal bond market.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[65]
2010	rr_AnnualReturn2010	0.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 0.24% (Q4 2010) Lowest Quarterly Return: 0.02% (Q1 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Nuveen S&P(R) VRDO Municipal Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	0.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2009
Barclays Capital Fund | SPDR Nuveen S&P(R) VRDO Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	0.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2009
Barclays Capital Fund | SPDR Nuveen S&P(R) VRDO Municipal Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	0.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2009
Barclays Capital Fund | SPDR Nuveen S&P(R) VRDO Municipal Bond ETF | S&P NATIONAL AMT-FREE MUNICIPAL VRDO INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P NATIONAL AMT-FREE MUNICIPAL VRDO INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	0.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.33%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2009
Barclays Capital Fund | SPDR Nuveen S&P High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen S&P High Yield Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%
LESS CONTRACTUAL FEE WAIVER	spdrst_LessContractualFeeWaiver	0.05%	[66]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	0.45%	[66]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	46
YEAR 3	rr_ExpenseExampleYear03	155
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (April 14, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from regular federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of high yield municipal bonds issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the Standard & Poor’s/Investortools Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity of at least one year. The Index will consist of categories of bonds in the following proportions: (i) 70% of the Index constituents are components of the Standard & Poor’s/Investortools High Yield Bond Index, which are non-rated or are rated below investment grade (ii) 20% of the Index constituents are components of the Standard & Poor’s/Investortools Bond Index that are rated Baa3, Baa2, or Baa1 by Moody’s Investors Service, or BBB-, BBB, or BBB+ by Standard and Poor’s or Fitch; and (iii) 10% of the Index constituents are components of the Standard & Poor’s/Investortools Bond Index that are rated A3, A2, or A1 by Moody’s Investor Services, or A-, A, or A+ by Standard & Poor’s or Fitch. Prerefunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the agencies are not consistent, the Index will use the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available.

The Standard & Poor’s/Investortools Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Index calculations are provided by Investortools, Inc. Only bonds with total outstanding amounts of  $2,000,000 or more qualify for inclusion. The Standard and Poor’s/Investortools Municipal Bond High Yield Index is comprised of all bonds in the Standard and Poor’s/Investortools Municipal Bond Index that are non-rated or whose ratings are BB+ S&P and /or BA-1 Moody’s or lower. As of September 30, 2011, there were approximately 21,765 issues included in the Index.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., and Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. As the Fund invests in “junk bonds,” it is also subject to greater credit risk (i.e., the risk that an issuer may be unable or unwilling to make interest and principal payments when due) because it may invest in debt securities not current in the payment of interest or principal or in default.

PRIVATE ACTIVITY BONDS RISK: Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). The Fund’s distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities.

TAX RISK: There is no guarantee that the Fund’s income will be exempt from regular federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Barclays Capital Fund | SPDR Nuveen Barclays Capital Build America Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Barclays Capital Build America Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital Build America Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as “Qualified Bonds” under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“direct pay Build America Bonds”).
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Build America Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a subset of the Barclays Capital Taxable Municipal Bond Index. The Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Capital Taxable Municipal Bond Index. The Barclays Capital Taxable Municipal Bond Index represents securities that are taxable, dollar denominated, and issued by a U.S. state or territory, and (i) have at least one year to final maturity regardless of call features, (ii) have at least  $250 million par amount outstanding, (iii) are rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s Investors Service, Inc., Fitch Inc. or Standard & Poor’s, Inc. (if only two of the three agencies rate the security, the lower rating is used to determine index eligibility, and if only one of the three agencies rates a security, the rating must be investment grade), (iv) are fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule, (v) are dollar-denominated and non-convertible, and (vi) are publicly issued. However, Rule 144A securities with Registration Rights and Reg-S issues are included. As of September 30, 2011, there were approximately 194 issues included in the Index and the modified adjusted duration of securities in the Index was approximately 13.33 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Build America Bonds are bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”). Build America Bonds pay interest at rates that are expected to be competitive with rates typically paid by private bond issuers in the taxable fixed income market. Unlike investments in most other municipal securities, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Build America Bond issuers may elect either (i) to receive payments from the U.S. Treasury equal to a specified percentage of their interest payments (“direct pay”) or (ii) to cause investors in the bonds to receive federal tax credits (“tax credit”). Most issuers of direct pay Build America Bonds currently receive a subsidy from the U.S. Treasury equal to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. The bonds in the Fund will not include Build America bonds for which the investors will receive a tax credit. Build America Bonds are currently defined by the Act as restricted from private activity purposes and, for direct pay Build America Bond issuers, the bonds can only be issued to fund capital expenditures. As a result, most Build America Bond issuers have to produce tangible assets that are designed to provide a public benefit. Build America Bonds generally support facilities that meet such essential needs as water, electricity, transportation, and education. Moreover, many Build America Bonds are general obligation bonds, which are backed by the full faith and taxing power of the state and local governments issuing them.

Issuance of Build America Bonds ceased on December 31, 2010. The Build America Bonds outstanding at such time continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program are eligible for the federal tax subsidy. The Board of Trustees will continue to evaluate the Fund’s investment objective and make appropriate changes, as necessary, that it believes are in the best interests of the Fund and its shareholders, including changing the Fund’s investment objective to invest in an index composed of taxable municipal securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

BUILD AMERICA BONDS RISK: The market for Build America Bonds is smaller and less diverse than the broader municipal securities market. Because Congress did not extend the Build America Bond program, the ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. Certain aspects of the program may be subject to additional Federal or state level guidance or subsequent legislation. It is not known what additional restrictions, limitations or procedures may be implemented or what possible effect they will have on the market for Build America Bonds. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

CALIFORNIA STATE-SPECIFIC RISK: Because the Fund invests in California municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of California. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of October 2011, California had the lowest credit rating of any state in the country, and in 2009 all three major credit rating agencies lowered their ratings on State bonds. However, in July 2011, Standard & Poor’s did raise its credit outlook on California from “Negative” to “Stable.”

NEW YORK STATE-SPECIFIC RISK: Because the Fund invests in New York municipal securities, the Fund will have exposure to negative political, economic and statutory factors within the State of New York. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

RESTRICTED SECURITIES RISK: Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Barclays Capital Fund | SPDR DB International Government Inflation-Protected Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® DB International Government Inflation-Protected Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
YEAR 5	rr_ExpenseExampleYear05	280
YEAR 10	rr_ExpenseExampleYear10	628
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Swaps, options and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the total return performance of the inflation-linked government bond markets of developed and emerging market countries outside of the United States. Inflation protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt. The securities are denominated in and pay coupon and principal in the domestic currency of the issuer country. Each of the component securities in the Index is screened such that the following countries are included: Australia, Brazil, Canada, Chile, France, Germany, Greece, Israel, Italy, Japan, Mexico, Poland, South Africa, South Korea, Sweden, Turkey and the United Kingdom. In addition, the securities in the Index must be inflation-linked and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. To be included in the Index, bonds must: (i) be capital-indexed and linked to an eligible inflation index; (ii) have at least one year remaining to maturity at the Index rebalancing date; (iii) have a fixed, step-up or zero notional coupon; and (iv) settle on or before the Index rebalancing date. The Index is calculated by Deutsche Bank using a modified “market capitalization” methodology. This design ensures that each constituent represented in a proportion consistent with its percentage with respect to the total market capitalization. Component securities in each constituent country are represented in a proportion consistent with its percentage relative to the other component securities in its constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. As of September 30, 2011, there were approximately 155 securities in the Index and the real adjusted duration of securities in the Index was approximately 9.62 years.

The Index is sponsored by Deutsche Bank (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[67]
2009	rr_AnnualReturn2009	18.51%
2010	rr_AnnualReturn2010	6.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.86% (Q3 2010) Lowest Quarterly Return: -5.58% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR DB International Government Inflation-Protected Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	6.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2008
Barclays Capital Fund | SPDR DB International Government Inflation-Protected Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	5.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.43%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2008
Barclays Capital Fund | SPDR DB International Government Inflation-Protected Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	4.41%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.11%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2008
Barclays Capital Fund | SPDR DB International Government Inflation-Protected Bond ETF | DB GLOBAL GOVERNMENT EX-US INFLATION-LINKED BOND CAPPED INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DB GLOBAL GOVERNMENT EX-US INFLATION-LINKED BOND CAPPED INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	7.35%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.84%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2008
Barclays Capital Fund | SPDR Barclays Capital Short Term International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Short Term International Treasury Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	36
YEAR 3	rr_ExpenseExampleYear03	113
YEAR 5	rr_ExpenseExampleYear05	197
YEAR 10	rr_ExpenseExampleYear10	443
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 1-3 Year Global Treasury ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Hungary, Italy, Japan, Mexico, Netherlands, Poland, Singapore, South Africa, South Korea, Spain, Sweden, Taiwan, and United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Barclays Capital using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. The securities in the Index are updated monthly, on the last business day of each month. As of September 30, 2011, there were approximately 220 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.89 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and forward foreign currency contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (year ended 12/31)	[68]
2010	rr_AnnualReturn2010	2.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.52% (Q3 2010) Lowest Quarterly Return: -4.93% (Q2 2010)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital Short Term International Treasury Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	2.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term International Treasury Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	2.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term International Treasury Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	1.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.67%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital Short Term International Treasury Bond ETF | BARCLAYS CAPITAL 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL 1-3 YEAR GLOBAL TREASURY EX-US CAPPED INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	3.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 15, 2009
Barclays Capital Fund | SPDR Barclays Capital International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital International Treasury Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
YEAR 5	rr_ExpenseExampleYear05	280
YEAR 10	rr_ExpenseExampleYear10	628
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Global Treasury Ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may also enter into forward currency exchange contracts for hedging purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Italy, Japan, Mexico, Netherlands, Poland, South Africa, Spain, Sweden, Taiwan, United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Barclays Capital using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. As of September 30, 2011, there were approximately 724 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.78 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and forward foreign currency contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[69]
2008	rr_AnnualReturn2008	4.44%
2009	rr_AnnualReturn2009	6.51%
2010	rr_AnnualReturn2010	4.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.62% (Q3 2010) Lowest Quarterly Return: -5.05% (Q3 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital International Treasury Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	4.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.80%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
Barclays Capital Fund | SPDR Barclays Capital International Treasury Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	3.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.18%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
Barclays Capital Fund | SPDR Barclays Capital International Treasury Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	2.68%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.60%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
Barclays Capital Fund | SPDR Barclays Capital International Treasury Bond ETF | BARCLAYS CAPITAL GLOBAL TREASURY EX-US CAPPED INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL GLOBAL TREASURY EX-US CAPPED INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	4.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
Barclays Capital Fund | SPDR Barclays Capital International Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital International Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.55%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.55%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	56
YEAR 3	rr_ExpenseExampleYear03	176
YEAR 5	rr_ExpenseExampleYear05	307
YEAR 10	rr_ExpenseExampleYear10	689
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital Global Aggregate ex-USD > $1B: Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to be a broad based measure of the global investment grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Capital Global ex-USD Aggregate Bond Index. The securities in the Index must have a minimum  $1 billion EUR, GBP market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investment grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, linked bonds, and structured products. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 536 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.35 years. As of September 30, 2011, the following countries were represented in the Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Mexico, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

EUROPE: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Barclays Capital Fund | SPDR Barclays Capital Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Emerging Markets Local Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	51
YEAR 3	rr_ExpenseExampleYear03	160
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (February 23, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. State Street Global Advisors Limited (“SSgA LTD” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund). The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Barclays Capital EM Local Currency Government Index, screened such that the following countries are included: Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey. As of September 30, 2011 there were approximately 390 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.49 years.

The Index is calculated by Barclays Capital, Inc. (“Barclays Capital” or “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements.

The Index is sponsored by Barclays Capital which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, foreign currency-related transactions, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., and Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. As the Fund invests in “junk bonds,” it is also subject to greater credit risk (i.e., the risk that an issuer may be unable or unwilling to make interest and principal payments when due) because it may invest in debt securities not current in the payment of interest or principal or in default.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Barclays Capital Fund | SPDR Barclays Capital High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital High Yield Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[18]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.40%	[18]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01	41
YEAR 3	rr_ExpenseExampleYear03	128
YEAR 5	rr_ExpenseExampleYear05	224
YEAR 10	rr_ExpenseExampleYear10	505
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital High Yield Very Liquid Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and have  $600 million or more of outstanding face value. Only the largest issue of each issuer with a maximum age of three years can be included in the Index. In addition, securities must be registered or issued under Rule 144A of the Securities Act of 1933, as amended. Original issue zero coupon bonds, step-up coupons, and coupons that change according to a predetermined schedule are also included. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, payment in kind (PIK) securities and emerging market bonds. The Index is issuer capped and the securities in the Index are updated on the last business day of each month. As of September 30, 2011, there were approximately 193 securities in the Index and the modified adjusted duration of securities in the Index was approximately 4.81 years.

The Index is sponsored by Barclays Capital, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

DEBT SECURITIES INVESTING RISK: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. When the Fund invests in “junk bonds,” it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.spdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)	[70]
2008	rr_AnnualReturn2008	(30.21%)
2009	rr_AnnualReturn2009	50.50%
2010	rr_AnnualReturn2010	13.99%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.44% (Q2 2009) Lowest Quarterly Return: -18.59% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-To-Date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.89%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Barclays Capital Fund | SPDR Barclays Capital High Yield Bond ETF | RETURN BEFORE TAXES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
ONE YEAR	rr_AverageAnnualReturnYear01	13.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Barclays Capital Fund | SPDR Barclays Capital High Yield Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
ONE YEAR	rr_AverageAnnualReturnYear01	9.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.87%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Barclays Capital Fund | SPDR Barclays Capital High Yield Bond ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
ONE YEAR	rr_AverageAnnualReturnYear01	9.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.57%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Barclays Capital Fund | SPDR Barclays Capital High Yield Bond ETF | BARCLAYS CAPITAL HIGH YIELD VERY LIQUID INDEX
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL HIGH YIELD VERY LIQUID INDEX
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
ONE YEAR	rr_AverageAnnualReturnYear01	15.09%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Barclays Capital Municipal Bond Fund | SPDR S&P Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES SPDR® S&P® Commercial Paper ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Commercial Paper ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States commercial paper market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P Commercial Paper Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the United States 1-3 month commercial paper market. The Index is broad based and constituents include commercial paper from all eligible issuers with program sizes greater than  $2 billion and ranging from 1-3 months in maturity. Asset-backed issuers are not eligible. To be included in the Index, commercial paper must: (1) be priced by Interactive Data Corporation; (2) have a remaining maturity of between 31 and 91 days; and (3) have a current rating from at least one of Standard & Poor’s, Moody’s Investors Service or Fitch, Inc. The Index is weighted on a tiered basis based on the maximum program size of the issuing entity; in other words, the larger an issuer’s program size, the greater weight its commercial paper receives in the Index. Specifically, commercial paper of issuers with a maximum program size ranging from  $5 billion to  $15 billion will have twice the weight in the Index as that of issuers with a maximum program size ranging from  $2 billion up to  $5 billion. Commercial paper of issuers with a maximum program size of  $15 billion and greater will have three times the weight in the Index as that of issuers with a maximum program size of  $2 billion up to  $5 billion. The Index rebalances monthly and is reconstituted semi-annually. As of [ ], there were approximately [ ] securities in the Index and the modified adjusted duration of securities in the Index was approximately [ ] years.

The Index is sponsored by Standard & Poor’s (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector and the Fund may not achieve a high degree of correlation with its Index.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2012 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2012 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2012 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2012 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2012. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2013 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2013 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2013 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2013 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2013. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2014 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2014 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2014 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2014 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2014. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2015 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2015 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2015 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2015 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2015. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2016 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2016 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2016 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2016 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2016. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2017 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2017 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2017 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2017 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2017. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2018 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2018 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2018 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2018 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2018. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2019 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2019 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2019 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2019 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2019. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2020 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2020 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2020 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2020 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2020. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Barclays Capital 2021 Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the performance of investment-grade U.S. municipal bonds maturing in 2021 and to provide income that is exempt from regular federal income taxes.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital 2021 Municipal Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, 80% of its assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Barclays Capital 2021 Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index (the “Municipal Bond Index”) and consists of bonds within the Municipal Bond Index with a maturity date of 2021. The Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least  $7 million and be issued as part of a transaction of at least  $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. In addition, to be included in the Index, bonds must be rated Aa3/AA- or higher and non callable. Where the ratings assigned by the agencies are not consistent, the Index will use the methodology of Barclays Capital, which uses the middle rating, if three ratings are available and the lower of two ratings if only two ratings are available. Excluded from the Index are (i) bonds subject to the Alternative Minimum Tax, (ii) bonds issued for hospitals, skilled nursing facilities or continuing care retirement communities; (iii) bonds issued for single-family or multi-family housing, and (iv) bonds that are issued for “exempt facilities” for industrial development or for pollution control facilities of investor-owned utilities.

For maturity years beginning after December 31, 2015, bonds will not be subject to redemption prior to January 1, 2016. Bonds maturing prior January 1, 2016, will not be subject to redemption prior to the start of the maturity year of the bond. For indices created after December 31, 2010, the first redemption date permitted will be no less than five years from the end of the calendar year in which the fund is. As of December 31, 2009, there were approximately [ ] issues included in the Index.

After reaching the maturity date of the bonds in its Index, the Fund intends to either: (i) merge its assets into a separate SPDR ETF that invests in tax-free municipal bonds; (ii) continue operations with a similar objective and strategy and a new maturity date; or (iii) wind up, terminate, and distribute its net assets to then-current shareholders (each, a “Subsequent Strategy”). During the interim period between the Fund’s maturity date and the implementation of its Subsequent Strategy, the Fund will continue to invest in tax-free municipal bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Tax Risk: There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Political Risk. A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. These distributions may be at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. In addition. the rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Declining Yield Risk. During the period prior to the planned termination date, the Fund’s yield will generally move toward prevailing tax-exempt money market rates, and may be lower than the yields of bonds previously held by the Fund or bonds currently in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR S&P Agency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Agency Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Agency Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. Agency bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the S&P U.S. Agency Bond Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund is not a money market fund and does not seek to maintain a stable net asset value of  $1.00 per share.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by U.S. Government agencies, such as the FDIC. To be included in Index, a security must meet the following requirements: (i) at least one year to final maturity; (ii) have a minimum amount outstanding of at least  $250 million (to remain in the Index, a security must maintain a minimum amount outstanding of at least  $125 million); (iii) be rated investment grade (Baa3/BBB- or higher) by at least one of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate and non-convertible; (v) not been called; (vi) be denominated in U.S. dollars; (vii) be priced by Standard & Poor’s Securities Evaluations ("SPSE") (if pricing from SPSE is no longer available for a security included in the Index, the last available price will be used); and (viii) be publicly issued. The Index is market-value weighted and the securities in the Index are updated on the last business day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

   U.S. Government Agency Securities Risk: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Barclays Capital Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital Corporate Industrial Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Barclays Capital Corporate Industrial Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Corporate Industrial Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate industrial sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Corporate Industrial Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the industrial sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the industrial sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Industrial Sector Risk: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital Corporate Financial Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Barclays Capital Corporate Financial Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Corporate Financial Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate financial sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Corporate Financial Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the financial sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the financial sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital Corporate Utilities Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Barclays Capital Corporate Utilities Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Corporate Utilities Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the corporate utilities sector of the U.S. investment bond market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Corporate Utilities Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the utilities sector of publicly issued U.S. corporate and specified foreign debentures and secured notes. The Index components are a subset, based on sector, of the issues in the Barclays Capital U.S. Credit Index (the “Credit Index”). The Index only includes securities included in the utilities sector of the Credit Index. The Credit Index includes U.S. Securities and Exchange Commission (“SEC”) registered, publicly issued U.S. corporate and specified foreign debentures, including global issues that are SEC-registered, and secured notes. To be included in the Credit Index, a security must meet the following requirements: (i) have at least one year to final maturity, regardless of call features; (ii) have at least  $250 million par amount outstanding; (iii) be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.); (iv) be fixed rate; (v) be denominated in U.S. dollars and non-convertible; and (vi) be publicly issued. The following instruments are excluded from the Credit Index (and therefore also excluded from the Index): private placements, floating rate securities, Eurobonds and structured notes with embedded swaps or other special features. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

    Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Utilities Sector Risk: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital Zero Coupon Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Barclays Capital Zero Coupon Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital Zero Coupon Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks Separate Trading of Registered Interest and Principal Securities (“STRIPS”) registered with the U.S. Treasury’s Bureau of Public Debt.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital U.S. Treasury STRIPS Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to tracks the return of STRIPS registered with the U.S. Treasury’s Bureau of Public Debt. STRIPS are a type of zero coupon bonds that are direct obligations of the U.S. Treasury. The interest payments (“coupons”) of STRIPS have been separated or “stripped” from the underlying principal by their holder. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The Index includes interest and principal payments stripped from existing U.S. Treasury notes and bonds. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Zero Coupon Bond Risk: Because zero coupon bonds do not pay interest, the market value of zero coupon bonds may exhibit greater price volatility than ordinary debt securities. The market value of zero coupon bonds fall more dramatically than bonds paying interest on a current basis when interest rates rise, and rise more dramatically when interest rates fall.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Barclays Capital Municipal Bond Fund | SPDR Barclays Capital CMBS ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR Barclays Capital CMBS ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Barclays Capital CMBS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the ERISA-eligible sector of the U.S. dollar denominated investment-grade commercial mortgage backed securities (CMBS) market.
FEES AND EXPENSES OF THE FUND	spdrst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
MANAGEMENT FEES	rr_ManagementFeesOverAssets
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[37]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03
PORTFOLIO TURNOVER:	spdrst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Barclays Capital CMBS ERISA-Eligible Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) , the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the ERISA-eligible sector of the U.S. dollar denominated investment-grade commercial mortgage backed securities market. The Index is part of the Barclays Capital U.S. Aggregate Index. To be included in the Index, the following criteria must be met: (i) the original aggregate transaction must have a minimum deal size of  $500 million and a minimum tranche size of  $25 million, and the aggregate outstanding transaction size must be at least  $300 million to remain in the Index; (ii) collateral for each transaction must be new origination and originated specifically for securitization; (iii) certificates must have an expected life of one year; (iv) certificates must be either fixed rate weighted average coupon (WAC) or capped WAC securities; and (v) the security must be ERISA-eligible. ERISA-eligible securities refer to those asset-backed and mortgage-backed securities that are covered by the various prohibited transaction exemptions granted by the U.S. Department of Labor under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), known as the “Underwriter Exemptions.” Additionally, securities must be rated investment grade (Baa3/BBB- or higher) by at least two of the rating agencies (Moody’s Investor Service, Inc., Standard & Poor’s, Inc. and Fitch Inc.). Excluded from the Index are floating rate certificates and securities issued under Rule 144A of the Securities Act of 1933, as amended. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of [ ], there were approximately [ ] securities in the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

   Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

   Prepayment Risk: The Fund may invest in mortgage-related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

   Extension Risk: The Fund may invest in mortgage-related securities and therefore, to the extent that interest rates rise, certain mortgage backed securities may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund’s income.

   Mortgage-Backed Securities Risk: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

   Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
FUND PERFORMANCE	spdrst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.

[1]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[2]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.95%.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[4]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.03%.
[5]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.68%.
[6]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -11.98%.
[7]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.02%.
[8]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[9]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.20%.
[10]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.84%.
[11]	Restated to reflect current fees and expenses.
[12]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.79%.
[13]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.60%.
[14]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -16.88%.
[15]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.82%.
[16]	Effective May 2, 2011, the Fund changed its benchmark index to The Global Dow from the Dow Jones Global Titans 50 Index U.S. Close. The Fund's performance is based on the Fund's prior investment strategy to track a different benchmark index.
[17]	The Global Dow inception date is November 9, 2008.
[18]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.
[19]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.26%.
[20]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -31.54%.
[21]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[22]	The S&P Banks Select Industry Index inception date is September 12, 2011.
[23]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.32%.
[24]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[25]	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.
[26]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.19%.
[27]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[28]	The S&P Insurance Select Industry Index inception date is September 12, 2011.
[29]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.77%.
[30]	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[31]	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.
[32]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.79%.
[33]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[34]	The S&P Regional Bank Select Industry Index inception date is September 12, 2011.
[35]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.57%.
[36]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -4.29%.
[37]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[38]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.60%.
[39]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -23.09%.
[40]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -34.62%.
[41]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.60%.
[42]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -18.04%.
[43]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.06%.
[44]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -3.91%.
[45]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.00%.
[46]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -0.73%.
[47]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -0.02%.
[48]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 10.72%.
[49]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 5.75%.
[50]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 27.39%.
[51]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.96%
[52]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.81%.
[53]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 11.51%
[54]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.21%
[55]	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since "Total Annual Fund Operating Expenses" for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the ratio of "Expenses to Average Net Assets" in the Financial Highlights section of the Prospectus.
[56]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 5.34%
[57]	The Fund is required to disclose "Acquired Fund Fees and Expenses" in the table above. Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies, including affiliated investment companies. Since "Total Annual Fund Operating Expenses" for purposes of the table above includes Acquired Fund Fees and Expenses, it does not correlate to the "Ratio of Expenses to Average Net Assets" in the Financial Highlights section of the Prospectus.
[58]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses of the Fund will be limited to 0.1345% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Advisor will do so and after October 31, 2012, the waiver may be cancelled or modified at any time.
[59]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 6.46%.
[60]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses of the Fund will be limited to 0.23% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2012, the waiver may be cancelled or modified at any time.
[61]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 9.48%.
[62]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 12.53%.
[63]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 9.47%.
[64]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.10%.
[65]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.69%.
[66]	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2012, so that the Net Annual Fund Operating Expenses are limited to 0.45% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2012, it may be cancelled or modified at any time.
[67]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 1.06%.
[68]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 1.09%.
[69]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 3.70%.
[70]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -2.89%.